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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	11/30/17

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CBD-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–92.77%

Advertising–0.05%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$769,000	$828,598

Aerospace & Defense–0.74%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	220,000	216,425
7.50%, 03/15/2025(b)	190,000	191,187
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 3.48%, 12/01/2027(b)	2,778,000	2,779,056
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	397,000	416,354
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	274,000	285,302
Northrop Grumman Corp., Sr. Unsec. Global Notes, 4.03%, 10/15/2047	4,692,000	4,803,339
Rockwell Collins, Inc., Sr. Unsec. Notes, 3.20%, 03/15/2024	2,104,000	2,125,398
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	93,000	95,325
6.50%, 05/15/2025	725,000	741,747
		11,654,133

Agricultural & Farm Machinery–0.04%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	582,000	580,370

Air Freight & Logistics–0.44%

Adani Abbot Point Terminal Pty Ltd (Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	4,644,000	4,614,325
United Parcel Service, Inc., Sr. Unsec. Notes, 3.75%, 11/15/2047	2,047,000	2,065,639
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	150,000	157,312
		6,837,276

	Principal Amount	Value

Airlines–4.81%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	$1,918,822	$1,974,756
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	1,911,751	1,959,353
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	2,690,000	2,668,879
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	4,502,149	4,434,617
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	2,591,000	2,718,736
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	2,800,000	2,940,560
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	3,239,000	3,367,686
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	4,077,000	4,169,344
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	2,775,000	2,759,302
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.35%, 04/15/2031	5,076,000	5,133,105
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	604,497	619,609
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	917,916	943,434
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.63%, 03/15/2022	9,961,000	10,172,728
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	5,692,557	5,777,945
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	6,625,059	6,732,716
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	5,494,269	5,876,121

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Airlines–(continued)

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	$2,064,379	$2,140,658
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	2,777,000	2,757,436
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	3,204,000	3,178,253
WestJet Airlines Ltd. (Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	4,986,000	5,048,725
		75,373,963

Alternative Carriers–0.09%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	372,000	371,301
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	328,000	320,620
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	274,000	269,376
5.38%, 05/01/2025	372,000	373,971
		1,335,268

Aluminum–0.06%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	400,000	442,120
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	419,000	443,093
		885,213

Apparel Retail–0.10%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	246,000	265,826
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	529,000	396,089
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	609,000	658,755
6.75%, 07/01/2036	63,000	63,158
6.88%, 11/01/2035	252,000	255,780
		1,639,608

Apparel, Accessories & Luxury Goods–0.85%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	86,000	87,828
4.88%, 05/15/2026(b)	496,000	508,251
Michael Kors (USA), Inc., Sr. Unsec. Gtd. Notes, 4.00%, 11/01/2024(b)	12,579,000	12,655,386
		13,251,465

	Principal Amount	Value

Asset Management & Custody Banks–1.64%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$4,515,000	$4,741,934
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,472,739
Bank of New York Mellon Corp. (The), Unsec. Sub. Medium-Term Notes, 3.30%, 08/23/2029	4,948,000	4,909,888
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,904,113
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,233,656
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,594,021
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	824,000	911,550
		25,767,901

Auto Parts & Equipment–0.04%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	165,000	175,675
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	101,000	107,474
Delphi Jersey Holdings PLC, Sr. Unsec. Notes, 5.00%, 10/01/2025(b)	283,000	288,131
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	112,000	115,889
		687,169

Automobile Manufacturers–0.46%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,849,941
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,189,930
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,204,722
		7,244,593

Automotive Retail–0.55%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	3,400,000	3,567,244
5.75%, 05/01/2020	3,940,000	4,202,452
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	144,000	151,560
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	373,000	392,583
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	340,000	346,800
		8,660,639

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Brewers–1.72%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.30%, 02/01/2023	$4,356,000	$4,471,323
3.65%, 02/01/2026	7,630,000	7,840,149
4.90%, 02/01/2046	9,633,000	10,898,795
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/2039	2,414,000	3,752,530
		26,962,797

Broadcasting–0.15%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	76,000	75,620
5.00%, 04/01/2024	440,000	446,600
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	333,000	338,411
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	508,000	504,825
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	311,000	332,770
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	312,000	319,800
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	350,000	358,750
		2,376,776

Building Products–0.66%

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	433,000	489,290
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	409,000	417,384
Owens Corning, Sr. Unsec. Gtd. Global Notes, 4.30%, 07/15/2047	9,388,000	9,140,422
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	306,000	319,005
		10,366,101

Cable & Satellite–2.49%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	260,000	272,350
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	400,000	411,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	205,000	187,831
7.75%, 05/15/2022(b)	415,000	396,844
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	265,000	268,975
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	420,000	433,650
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	910,000	946,400

	Principal Amount	Value

Cable & Satellite–(continued)

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	$5,493,000	$5,811,142
6.83%, 10/23/2055	4,449,000	5,222,012
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,465,082
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	1,915,000	1,746,780
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,508,567
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	3,514,000	3,424,057
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	495,000	533,362
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	216,000
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	400,000	453,500
10.88%, 10/15/2025(b)	356,000	422,202
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	1,090,000	1,088,310
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,027,000	1,035,781
7.88%, 09/01/2019	665,000	713,352
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	340,000	279,225
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	533,000	506,350
7.50%, 04/01/2021	295,000	276,194
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,122,738
5.95%, 04/01/2041	3,964,000	5,053,678
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 3.88%, 08/01/2022(b)	770,000	779,779
5.38%, 04/15/2025(b)	3,000	3,162
5.38%, 07/15/2026(b)	377,000	395,850
6.00%, 07/15/2024(b)	453,000	481,879
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	530,000	550,537
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	200,000	199,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	268,000	273,360

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	$200,000	$207,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	400,000	418,680
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	353,000	369,326
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	233,200
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	250,000	251,875
		38,960,280

Casinos & Gaming–0.23%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	142,000	155,135
6.88%, 05/15/2023	485,000	518,950
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	204,875
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	140,489
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	166,000	170,150
6.00%, 03/15/2023	265,000	292,825
7.75%, 03/15/2022	403,000	468,487
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	520,000	542,100
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	500,000	552,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	146,000	149,011
5.50%, 03/01/2025(b)	398,000	412,049
		3,606,571

Coal & Consumable Fuels–0.02%

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	275,000	291,156

Commodity Chemicals–0.03%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	272,000	292,822
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	230,000	244,950
		537,772

	Principal Amount	Value

Communications Equipment–0.10%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	$764,000	$821,300
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	326,000	332,113
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	417,360
		1,570,773

Construction & Engineering–0.01%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	166,000	169,619

Construction Machinery & Heavy Trucks–0.05%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	252,000	266,175
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	263,000	280,753
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	269,000	284,299
		831,227

Construction Materials–0.18%

James Hardie International Finance DAC (Ireland), Sr. Unsec. Notes, 4.75%, 01/15/2025(b)	200,000	204,500
5.00%, 01/15/2028(b)	2,591,000	2,649,297
		2,853,797

Consumer Finance–2.03%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,288,749
4.63%, 03/30/2025	800,000	851,000
5.13%, 09/30/2024	472,000	515,660
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	2,580,000	2,600,310
3.75%, 03/09/2027	6,970,000	7,042,289
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	4,510,000	4,432,516
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	5,202,000	5,371,065
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	200,000	216,250
8.00%, 03/25/2020	400,000	437,000
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	6,010,500
		31,765,339

Copper–0.21%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	505,000	525,200

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Copper–(continued)

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	$410,000	$400,775
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,127,000	2,302,477
		3,228,452

Data Processing & Outsourced Services–0.25%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,484,808
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	230,603
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,111,000	1,178,354
		3,893,765

Diversified Banks–9.41%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,911,719
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	6,555,000	7,480,894
Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	4,220,499
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	2,390,000	2,649,912
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	4,500,000	5,124,825
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	6,420,000	7,126,200
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,040,000	2,331,516
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	3,049,566
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	811,609
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,210,000
Barclays PLC (United Kingdom), Unsec. Sub. Global Notes, 4.84%, 05/09/2028	965,000	1,003,630
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	2,118,269

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Sr. Unsec. Global Notes, 2.88%, 07/24/2023	$1,575,000	$1,567,170
Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	4,052,491
5.50%, 09/13/2025	4,845,000	5,459,595
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	2,535,000	2,632,724
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,435,000	2,558,588
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,110,000	2,363,474
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	760,000	857,850
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,842,684
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	6,573,000	6,709,390
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 6.00%(c)	5,365,000	5,649,345
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,173,206
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	1,064,000	1,108,913
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec. Notes, 3.54%, 11/08/2027	1,411,000	1,415,502
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(c)	465,000	483,507
6.50%(c)	3,130,000	3,414,830
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,634,130
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	2,518,000	2,507,381
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.26%, 02/22/2048	1,935,000	2,046,605
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	4,545,000	4,512,125
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	2,750,000	2,765,579
Series I Jr. Unsec. Sub. Global Notes, 7.90%(c)	2,185,000	2,227,061
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	2,005,000	2,060,137
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	4,850,000	4,801,500

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	$3,045,000	$3,128,737
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Notes, 3.50%, 05/15/2023	5,411,000	5,421,910
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	900,000	957,135
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	1,507,000	1,636,979
Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75%(b)(c)	2,690,000	2,952,275
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,662,672
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	9,238,818
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	2,045,000	2,241,012
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	2,663,000	2,959,259
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	3,270,000	3,271,093
		147,352,316

Diversified Capital Markets–0.83%

Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,098,558
Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,446,133
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,270,827
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	5,010,000	5,229,188
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,014,335
		13,059,041

Diversified Chemicals–0.33%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	2,417,000	2,568,062
7.00%, 05/15/2025	130,000	142,838
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,251,319
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	166,000	173,658
		5,135,877

	Principal Amount	Value

Diversified Metals & Mining–0.14%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	$336,000	$372,540
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,327,720
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	186,000	196,230
Sr. Unsec. Notes, 6.13%, 10/01/2035	305,000	344,650
		2,241,140

Diversified REIT’s–0.77%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	98,000	102,165
5.00%, 03/15/2024(b)	103,000	107,377
5.38%, 03/15/2027(b)	218,000	228,900
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,921,682
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,704,184
5.25%, 01/30/2026(b)	3,705,000	3,945,825
		12,010,133

Diversified Support Services–0.01%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	150,000	154,875

Drug Retail–0.25%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,587,819	1,761,626
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,967,461	2,202,662
		3,964,288

Electric Utilities–3.55%

Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,416,682
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 2.75%, 04/06/2023(b)	4,705,000	4,633,967
3.50%, 04/06/2028(b)	5,166,000	5,045,699
4.75%, 05/25/2047(b)	4,105,000	4,288,114
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	2,475,000	2,535,666
FirstEnergy Corp., Series B, Sr. Unsec. Global Notes, 3.90%, 07/15/2027	2,414,000	2,467,582
Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	2,034,000	2,200,615

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)

Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	$3,862,000	$3,873,248
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/2047	6,000,000	6,218,980
Pacific Gas & Electric Co., Sr. Unsec. Notes, 3.30%, 12/01/2027(b)	3,475,000	3,460,070
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	12,622,000	13,394,932
		55,535,555

Electrical Components & Equipment–0.07%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	592,000	624,560
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	214,840
5.00%, 10/01/2025(b)	220,000	235,950
		1,075,350

Environmental & Facilities Services–0.04%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	238,000	246,330
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	375,000	383,906
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	38,000	38,760
		668,996

Fertilizers & Agricultural Chemicals–0.77%

Mosaic Co. (The), Sr. Unsec. Global Notes, 3.25%, 11/15/2022	4,566,000	4,536,911
4.05%, 11/15/2027	7,575,000	7,529,729
		12,066,640

Financial Exchanges & Data–0.92%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,847,180
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,157,085
4.88%, 02/15/2024	6,093,000	6,698,990
5.25%, 07/15/2044	1,665,000	1,987,395
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	525,938
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,135,000	1,165,585
		14,382,173

	Principal Amount	Value

Food Distributors–0.04%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	$623,000	$657,265

Food Retail–0.65%

Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	450,000	432,000
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 2.70%, 07/26/2022(b)	5,299,000	5,243,407
3.55%, 07/26/2027(b)	3,929,000	3,914,538
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	554,000	551,230
		10,141,175

Forest Products–0.14%

Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 4.88%, 09/19/2027(b)	2,250,000	2,234,700

Gas Utilities–0.33%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	338,000	354,900
5.88%, 08/20/2026	372,000	387,810
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	231,000	220,027
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,526,196
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	656,000	652,720
		5,141,653

General Merchandise Stores–0.26%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	3,803,000	3,997,904

Gold–0.25%

Yamana Gold Inc. (Canada), Sr. Unsec. Notes, 4.63%, 12/15/2027(b)	3,861,000	3,861,256

Health Care Distributors–0.48%

AmerisourceBergen Corp., Sr. Unsec. Global Notes, 3.45%, 12/15/2027	3,782,000	3,763,498
4.30%, 12/15/2047	3,717,000	3,707,626
		7,471,124

Health Care Equipment–0.49%

Becton, Dickinson and Co., Sr. Unsec. Notes, 2.89%, 06/06/2022	2,696,000	2,679,414
3.70%, 06/06/2027	3,187,000	3,182,076

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	$378,000	$386,505
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	1,267,000	1,299,118
4.88%, 06/01/2026	67,000	69,740
5.25%, 06/15/2024	26,000	27,430
		7,644,283

Health Care Facilities–0.72%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	295,000	306,063
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	225,000	211,500
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	417,000	391,980
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	100,532	61,073
8.00%, 11/15/2019	270,000	242,663
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	891,212
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	290,029
6.50%, 02/15/2020	974,000	1,048,267
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	491,000	524,142
5.50%, 06/15/2047	4,943,000	5,017,145
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	312,000
5.88%, 02/15/2026	300,000	319,875
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	260,625
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	254,000	249,873
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	65,000	66,381
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	64,000	67,760
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	621,000	582,964
8.13%, 04/01/2022	365,000	362,719
		11,206,271

Health Care REIT’s–0.75%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	4,603,000	4,818,833
4.25%, 11/15/2023	2,095,000	2,202,214
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	1,775,000	1,806,636

	Principal Amount	Value

Health Care REIT’s–(continued)

Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	$2,606,000	$2,890,317
		11,718,000

Health Care Services–0.53%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	242,000	250,470
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	294,000	295,102
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(d)	311,000	316,442
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	130,000	137,637
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	2,907,000	2,875,741
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 09/01/2027	2,900,000	2,905,139
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	484,980
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	579,000	623,149
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	137,000	125,355
8.88%, 04/15/2021(b)	61,000	61,763
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	270,000	245,700
		8,321,478

Home Entertainment Software–0.18%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,775,219

Home Improvement Retail–0.03%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	541,905

Homebuilding–1.14%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	214,000	215,605
6.88%, 02/15/2021(b)	234,000	240,435
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	372,000	393,278
8.75%, 03/15/2022	250,000	274,687
Sr. Unsec. Notes, 5.88%, 10/15/2027(b)	54,000	54,270

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Homebuilding–(continued)

CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	$48,000	$55,680
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	129,000	135,934
5.38%, 10/01/2022	433,000	469,264
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	184,000	212,060
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	243,800
Sr. Unsec. Gtd. Notes, 4.50%, 04/30/2024	1,617,000	1,671,574
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	13,211,000	13,144,945
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	246,000	265,914
7.15%, 04/15/2020	160,000	175,600
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	348,000	370,836
		17,923,882

Hotel and Resort REIT’s–0.27%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	1,665,000	1,757,022
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,418,300
		4,175,322

Hotels, Resorts & Cruise Lines–0.11%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	191,183
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	1,499,000	1,491,849
		1,683,032

Household Products–0.37%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,536,000	4,618,215
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	125,689
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	287,000	308,467
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	410,000	432,550
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	272,000	278,800
		5,763,721

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.40%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	$275,000	$289,437
5.50%, 04/15/2025	780,000	825,825
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	202,000	202,000
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	170,000	182,112
Inkia Energy Ltd. (Peru), Sr. Unsec. Notes, 5.88%, 11/09/2027(b)	4,147,000	4,188,470
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	184,000	195,960
6.63%, 03/15/2023	210,000	218,316
6.63%, 01/15/2027	105,000	113,663
		6,215,783

Industrial Conglomerates–0.59%

ALFA, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	3,754,000	4,101,245
General Electric Co., Series D, Jr. Unsec. Sub. Global Notes, 5.00%(c)	5,001,000	5,119,774
		9,221,019

Industrial Machinery–0.04%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/2021(b)	188,000	195,990
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	252,000	260,190
TriMas Corp., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2025(b)	136,000	137,615
		593,795

Integrated Oil & Gas–0.34%

Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	3,034,000	3,250,931
6.50%, 03/13/2027(b)	1,952,000	2,155,008
		5,405,939

Integrated Telecommunication Services–4.35%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,812,000	1,777,507
3.90%, 08/14/2027	14,326,000	14,254,602
4.75%, 05/15/2046	2,646,000	2,539,205
5.15%, 03/15/2042	3,670,000	3,739,564
5.15%, 02/14/2050	5,812,000	5,775,533
5.25%, 03/01/2037	2,660,000	2,777,575
5.30%, 08/14/2058	5,538,000	5,460,306
5.70%, 03/01/2057	2,735,000	2,942,200
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,558,153

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	$250,000	$243,125
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	936,036
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	508,000	465,455
10.50%, 09/15/2022	280,000	222,600
11.00%, 09/15/2025	306,000	236,385
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	490,000	494,594
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	404,500
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	360,000	395,435
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	735,000	790,823
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	138,000	160,080
7.20%, 07/18/2036	186,000	231,803
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	3,849,663
7.05%, 06/20/2036	2,865,000	3,788,264
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	1,524,000	1,388,670
4.52%, 09/15/2048	8,887,000	8,624,014
4.81%, 03/15/2039	2,267,000	2,339,003
5.01%, 08/21/2054	2,693,000	2,731,848
		68,126,943

Internet & Direct Marketing Retail–1.08%

Amazon.com, Inc., Sr. Unsec. Notes, 2.40%, 02/22/2023(b)	2,811,000	2,780,058
4.05%, 08/22/2047(b)	3,484,000	3,641,340
4.25%, 08/22/2057(b)	2,571,000	2,713,415
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	7,880,000	7,838,549
		16,973,362

Internet Software & Services–0.53%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 4.20%, 12/06/2047	2,190,000	2,218,398
4.40%, 12/06/2057	2,190,000	2,238,021
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,860,009
		8,316,428

	Principal Amount	Value

Investment Banking & Brokerage–2.44%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	$3,205,000	$3,574,711
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	4,560,000	4,678,461
E*TRADE Financial Corp., Sr. Unsec. Global Notes, 2.95%, 08/24/2022	824,000	818,238
Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	3,900,000	3,943,875
Goldman Sachs Group, Inc. (The), Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,833,245
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	6,176,030
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	1,725,000	1,776,836
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	3,255,000	3,246,863
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.85%, 01/15/2027	1,816,000	1,915,170
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,422,360
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	5,353,000	5,902,986
		38,288,775

IT Consulting & Other Services–0.10%

DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	1,460,000	1,524,742

Leisure Facilities–0.05%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	347,325
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	438,000	446,760
		794,085

Life & Health Insurance–1.74%

American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	3,375,000	3,485,085
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,060,000	3,014,406
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,489,586
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,990,000	4,163,565

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	$6,960,000	$7,534,896
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	2,855,000	2,842,524
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,690,000	1,753,375
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,973,036
		27,256,473

Managed Health Care–0.32%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	183,000	188,179
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,959,456
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	205,000	206,025
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,246,340
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	455,000	482,869
		5,082,869

Metal & Glass Containers–0.11%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	227,000	232,647
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	200,000	213,020
7.25%, 05/15/2024(b)	200,000	219,750
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	520,000	571,350
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	164,106
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	243,000	252,112
		1,652,985

Movies & Entertainment–0.77%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	520,000	508,950
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	273,000	289,721
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	3,365,000	3,453,301
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	3,655,482

	Principal Amount	Value

Movies & Entertainment–(continued)

Viacom Inc., Jr. Unsec. Sub. Global Notes, 5.88%, 02/28/2057	$2,240,000	$2,212,732
6.25%, 02/28/2057	1,075,000	1,050,005
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	1,010,000	959,946
		12,130,137

Multi-Line Insurance–1.28%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	1,366,000	1,354,114
9.88%, 06/15/2019	6,485,000	7,184,088
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	2,560,000	2,642,655
4.50%, 07/16/2044	2,260,000	2,374,073
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	1,125,000	1,255,855
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,543,698
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	1,670,000	1,763,379
		20,117,862

Office REIT’s–0.33%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,692,598
Hudson Pacific Properties, LP, Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	2,550,000	2,536,820
		5,229,418

Office Services & Supplies–0.37%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/2021	4,150,000	3,900,792
4.70%, 04/01/2023	1,971,000	1,828,103
		5,728,895

Oil & Gas Drilling–0.08%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	337,000	275,076
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	265,000	230,550
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	352,000	331,760
6.50%, 12/15/2021	94,000	96,115
7.75%, 12/15/2023	55,000	57,063

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	$305,000	$269,925
		1,260,489

Oil & Gas Equipment & Services–0.05%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	145,000	145,363
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	302,000	309,550
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	309,000	248,745
8.25%, 06/15/2023	105,000	104,409
		808,067

Oil & Gas Exploration & Production–3.79%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	4,131,000	5,195,399
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	424,000	444,140
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	291,000	216,431
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	323,000	334,305
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	6,597,000	6,885,619
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	465,000	460,350
5.00%, 09/15/2022	5,454,000	5,576,715
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	245,000	161,700
Enterprise Products Operating LLC, Series A, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 5.08% (3 mo. USD LIBOR + 3.71%), 08/01/2066 (e)	6,005,000	6,012,506
Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	11,624,000	11,624,000
Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	2,660,000	3,473,678
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	253,000	254,265
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	293,000	295,564
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	413,000	448,105

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Noble Energy, Inc., Sr. Unsec. Global Notes, 3.85%, 01/15/2028	$4,198,000	$4,178,529
4.95%, 08/15/2047	5,131,000	5,337,278
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	658,000	672,805
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	552,000	586,500
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	136,000	138,380
5.63%, 03/01/2026	132,000	134,459
Sr. Unsec. Notes, 6.88%, 03/01/2021	360,000	391,050
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	409,000	400,820
5.88%, 07/01/2022	267,000	275,677
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	435,000	445,875
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	100,000	101,750
6.75%, 09/15/2026	275,000	279,469
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	418,000	412,775
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	3,438,000	3,418,641
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	537,000	539,685
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	403,000	412,112
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	341,000	336,737
		59,445,319

Oil & Gas Storage & Transportation–12.94%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	4,514,000	4,479,423
Andeavor Logistics LP, Series A, Jr. Unsec. Sub. Notes, 6.88%(c)	6,116,000	6,202,694
Andeavor Logistics LP/ Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Bonds, 3.50%, 12/01/2022	1,235,000	1,235,583
Sr. Unsec. Gtd. Global Notes, 5.20%, 12/01/2047	1,745,000	1,755,338
6.38%, 05/01/2024	760,000	828,590
Sr. Unsec. Gtd. Notes, 4.25%, 12/01/2027	1,296,000	1,295,805
5.25%, 01/15/2025	90,000	95,063

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	$509,000	$528,088
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 3.70%, 07/15/2027	2,368,000	2,365,167
5.50%, 12/01/2046	1,127,000	1,303,637
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	668,000	718,100
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	17,275,000	17,048,266
Series B, Jr. Unsec. Sub. Global Notes, 6.63%(c)	8,078,000	7,982,074
Energy Transfer, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,323,930
Sr. Unsec. Notes, 4.20%, 04/15/2027	1,689,000	1,689,818
4.75%, 01/15/2026	4,969,000	5,175,947
4.90%, 03/15/2035	8,695,000	8,499,482
5.15%, 03/15/2045	3,110,000	2,983,729
5.30%, 04/15/2047	3,569,000	3,487,896
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	3,270,000	3,294,928
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	154,000	161,315
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	1,690,000	1,757,851
4.30%, 05/01/2024	2,133,000	2,216,689
5.40%, 09/01/2044	3,529,000	3,660,670
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	9,828,000	12,620,193
7.80%, 08/01/2031	9,500,000	12,184,985
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	10,840,000	11,485,465
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	12,729,000	13,111,393
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	1,858,000	1,935,887
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	1,085,000	1,116,194
ONEOK Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.38%, 10/01/2022	4,373,000	4,430,015

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

ONEOK, Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 07/13/2047	$4,409,000	$4,458,804
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	13,969,000	13,846,771
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 4.20%, 03/15/2028	7,077,000	7,141,999
5.00%, 03/15/2027	2,043,000	2,177,538
5.63%, 04/15/2023	2,000,000	2,203,053
5.63%, 03/01/2025	1,028,000	1,132,871
5.75%, 05/15/2024	10,000,000	11,107,532
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	315,000	314,213
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.40%, 10/01/2047	2,392,000	2,390,367
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	278,000	285,298
5.25%, 05/01/2023	5,573,000	5,726,257
Western Gas Partners, LP, Sr. Unsec. Global Notes, 4.00%, 07/01/2022	2,910,000	2,978,206
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	533,000	554,986
Sr. Unsec. Notes, 7.88%, 09/01/2021	186,000	217,620
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	3,670,000	3,759,337
5.10%, 09/15/2045	4,850,000	5,164,323
Sr. Unsec. Notes, 4.13%, 11/15/2020	2,111,000	2,193,064
		202,626,454

Other Diversified Financial Services–1.13%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,443,517
ILFC E-Capital Trust II, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 4.61% (30 yr. U.S. Treasury Yield Curve Rate + 1.80%), 12/21/2065(b)(e)	1,975,000	1,910,813
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	205,000	215,506
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	299,000	308,344
Park Aerospace Holdings Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 4.50%, 03/15/2023(b)	3,131,000	3,044,897
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 3.00%, 07/15/2022(b)	3,147,000	3,122,373

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)

SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Gtd. Notes, 0.00%, 12/05/2022(b)(f)	$1,146,000	$1,051,455
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,311,000	2,429,439
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	4,228,707
		17,755,051

Packaged Foods & Meats–0.17%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	228,000	233,677
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	405,000	403,360
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	1,273,000	1,232,103
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	249,000	258,649
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	609,725
		2,737,514

Paper Packaging–0.29%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	110,000	115,225
4.88%, 11/15/2022	315,000	336,656
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,223,000	3,692,426
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	340,000	347,650
		4,491,957

Paper Products–0.27%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,187,000	1,189,967
Fibria Overseas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.00%, 01/14/2025	2,527,000	2,512,028
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	122,000	129,168
7.75%, 12/01/2022	140,000	148,575
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	215,445
		4,195,183

Pharmaceuticals–0.14%

Catalent Pharma Solutions, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2026(b)	72,000	73,080
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	645,000	644,617

	Principal Amount	Value

Pharmaceuticals–(continued)
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	$200,000	$154,000
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	220,000	223,300
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	620,000	579,700
5.88%, 05/15/2023(b)	120,000	105,150
6.13%, 04/15/2025(b)	235,000	202,394
7.25%, 07/15/2022(b)	265,000	258,706
		2,240,947

Property & Casualty Insurance–0.51%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	1,505,000	1,602,638
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	1,700,000	1,923,813
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,678,612
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,289
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,715,164
		7,925,516

Railroads–0.04%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	545,000	566,800

Regional Banks–1.02%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	345,000	369,581
5.00%, 08/01/2023	415,000	447,661
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(c)	1,100,000	1,146,750
Sr. Unsec. Global Notes, 2.38%, 07/28/2021	5,719,000	5,658,075
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,897,609
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,503,739
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	1,366,000	1,453,083
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	2,457,000	2,447,737
		15,924,235

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Reinsurance–0.18%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	$2,665,000	$2,865,163

Residential REIT’s–0.24%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,712,280

Restaurants–1.06%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	8,129,000	8,372,870
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	2,893,000	2,965,325
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	266,000	283,955
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	391,000	414,949
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	144,000	147,729
Starbucks Corp., Sr. Unsec. Global Notes, 3.75%, 12/01/2047	4,446,000	4,433,851
		16,618,679

Retail REIT’s–0.15%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,414,000	2,368,584

Semiconductor Equipment–0.01%

Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	161,000	165,226

Semiconductors–2.15%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	2,420,000	2,436,717
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.00%, 01/15/2022(b)	8,835,000	8,740,926
3.50%, 01/15/2028(b)	6,751,000	6,412,770
3.88%, 01/15/2027(b)	5,965,000	5,862,128
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	368,000	390,190
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 3.88%, 09/01/2022(b)	7,160,000	7,308,928
5.75%, 03/15/2023(b)	2,379,000	2,468,213
		33,619,872

Sovereign Debt–1.43%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	4,440,000	4,642,020

	Principal Amount	Value

Sovereign Debt–(continued)

Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	$8,000,000	$8,340,000
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 4.63%, 01/13/2028	2,718,000	2,709,167
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.86%, 06/21/2047	3,406,000	3,480,506
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 7.88%, 07/28/2045	2,620,000	3,222,600
		22,394,293

Specialized Consumer Services–0.06%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	315,000	320,513
Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	567,675
		888,188

Specialized Finance–3.36%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	21,185,000	23,197,575
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.50%, 05/26/2022	1,798,000	1,831,620
4.63%, 10/30/2020	540,000	568,331
5.00%, 10/01/2021	890,000	952,570
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	1,965,000	1,955,622
3.38%, 06/01/2021	3,865,000	3,956,708
3.63%, 12/01/2027	2,770,000	2,759,375
3.88%, 04/01/2021	3,960,000	4,120,796
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	95,000	104,619
Sr. Unsec. Notes, 5.00%, 04/01/2023	714,000	756,840
Aviation Capital Group LLC, Sr. Unsec. Notes, 3.50%, 11/01/2027(b)	8,620,000	8,460,572
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	3,970,174
		52,634,802

Specialized REIT’s–1.21%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,053,435
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	4,526,000	5,041,063

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	$36,000	$38,655
5.88%, 01/15/2026	699,000	760,163
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	306,000	331,052
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	243,000	255,830
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	300,000	315,750
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	402,000	398,627
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	542,000	562,325
Sr. Unsec. Notes, 4.00%, 10/01/2022(b)	5,154,000	5,205,540
		18,962,440

Specialty Chemicals–0.34%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	255,000	266,475
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	306,000	321,300
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	390,687
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	371,000	422,012
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	370,000	373,238
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	388,000	418,070
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	281,125
Sr. Unsec. Gtd. Notes, 5.75%, 12/15/2025(b)	56,000	57,400
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	2,563,000	2,707,749
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	128,000	135,360
		5,373,416

Steel–0.33%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	249,000	314,362

	Principal Amount	Value

Steel–(continued)

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	$87,000	$92,166
5.13%, 10/01/2021	905,000	931,019
Sr. Unsec. Gtd. Notes, 4.13%, 09/15/2025(b)	1,261,000	1,267,305
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	2,512,000	2,611,978
		5,216,830

Systems Software–0.13%

Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	1,868,000	2,083,304

Technology Distributors–0.17%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,343,790
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	271,000	284,550
		2,628,340

Technology Hardware, Storage & Peripherals–0.76%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	1,435,000	1,535,193
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	6,007,000	6,609,577
8.35%, 07/15/2046(b)	1,447,000	1,821,268
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	725,000	786,930
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	342,000	368,932
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	634,000	737,421
		11,859,321

Thrifts & Mortgage Finance–0.10%

Nationwide Building Society (United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	1,585,000	1,586,320

Tobacco–1.12%

BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.76%, 08/15/2022(b)	4,382,000	4,350,220
3.22%, 08/15/2024(b)	2,862,000	2,856,734
3.56%, 08/15/2027(b)	4,140,000	4,141,167
Philip Morris International Inc., Sr. Unsec. Global Notes, 2.50%, 11/02/2022	6,289,000	6,222,530
		17,570,651

Trading Companies & Distributors–0.38%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	391,000	404,685

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–(continued)

Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	$621,000	$643,248
Sr. Unsec. Notes, 5.25%, 10/15/2024	3,400,000	3,417,000
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	461,000	484,050
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	382,000	420,238
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	264,740
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	160,000	170,000
5.88%, 09/15/2026	75,000	81,000
		5,884,961

Trucking–0.29%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	169,000	167,099
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	2,872,000	2,891,386
4.50%, 08/01/2022(b)	1,483,000	1,479,292
		4,537,777

Wireless Telecommunication Services–2.20%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	1,955,000	2,043,474
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,914,706
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	800,502
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	53,000	53,530
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,645,061
5.00%, 03/15/2044	4,835,000	5,483,717
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	182,000	195,422
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	558,000	595,665
7.63%, 02/15/2025	250,000	266,125
7.88%, 09/15/2023	1,210,000	1,306,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	18,801,000	18,994,650

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Tre S.p.A. (Italy), Sr. Sec. Gtd. Notes, 5.00%, 01/20/2026(b)	$200,000	$192,322
		34,491,974
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,403,798,945)		1,453,164,658

U.S. Treasury Securities–3.45%

U.S. Treasury Bills–0.22%

1.04%, 02/01/2018(g)(h)	35,000	34,932
1.05%, 02/01/2018(g)(h)	195,000	194,621
1.06%, 02/01/2018(g)(h)	2,405,000	2,400,330
1.11%, 02/01/2018(g)(h)	805,000	803,437
		3,433,320

U.S. Treasury Notes–2.05%

2.00%, 10/31/2022	1,748,800	1,737,802
2.13%, 07/31/2024	1,800,000	1,780,418
2.25%, 10/31/2024	11,697,800	11,652,334
2.25%, 11/15/2027	17,253,000	16,997,894
		32,168,448

U.S. Treasury Bonds–1.18%
2.75%, 08/15/2047	18,762,000	18,422,304
Total U.S. Treasury Securities (Cost $54,049,079)		54,024,072

	Shares

Preferred Stocks–1.30%

Investment Banking & Brokerage–0.98%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,311,080
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,724,750
Morgan Stanley, Series F, 6.88% Pfd.	150,000	4,333,500
		15,369,330

Regional Banks–0.22%

CIT Group Inc., Series A, 5.80% Pfd.	75,000	77,531
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,706,551
SunTrust Banks, Inc., Series G, 5.05% Pfd.	641,000	654,653
		3,438,735

Reinsurance–0.10%

Reinsurance Group of America, Inc., 6.20% Pfd.	56,000	1,545,600
Total Preferred Stocks (Cost $17,886,000)		20,353,665

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount		Value

Asset-Backed Securities–0.81%

DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)		$1,434,438	$1,461,296
Series 2017-1A, Class A2I, Pass Through Ctfs., 3.63%, 11/20/2047(b)		5,200,000	5,238,185
Series 2017-1A, Class A2II, Pass Through Ctfs., 4.03%, 11/20/2047(b)		5,575,000	5,568,098
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.69%, 12/25/2034(i)		484,605	494,709
Total Asset-Backed Securities (Cost $12,690,038)			12,762,288

Variable Rate Senior Loan Interests–0.45%(j)

Food & Drug Retailers–0.45%

Albertson’s LLC, Term Loan B-4, 4.10% (1 mo. USD LIBOR + 2.75%), 08/25/2021 (Cost $6,901,923)		7,161,318	6,971,113

Municipal Obligations–0.18%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017, Secondary Sub. Lien Taxable CAB RB, 0.00%, 05/15/2037(b)(f)		360,000	3,600
Sub. Lien Taxable Conv. CAB RB, 9.00%, 05/15/2037(b)(k)		350,000	230,731
Series 2017 B, Sr. Lien Taxable RB, 9.00%, 05/15/2024(b)		735,000	730,906
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		1,485,000	1,881,079
Total Municipal Obligations (Cost $2,515,994)			2,846,316

Non-U.S. Dollar Denominated Bonds & Notes–0.04%(l)

Food Retail–0.02%

Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 4.63%, 03/15/2025(b)	GBP	200,000	257,044

Health Care Services–0.02%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	250,000	325,993
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $545,670)			583,037

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust - Series ACC-1 (m)	859,558	$344

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (n)(o)	727,470	2,546
Total Common Stocks & Other Equity Interests (Cost $218,117)		2,890

Money Market Funds–1.19%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (p)	6,547,508	6,547,508
Invesco Liquid Assets Portfolio – Institutional Class, 0.88% (p)	4,675,857	4,676,792
Invesco Treasury Portfolio – Institutional Class, 0.98% (p)	7,482,866	7,482,866
Total Money Market Funds (Cost $18,707,166)		18,707,166
TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $1,517,312,932)		1,569,415,205

OTHER ASSETS LESS LIABILITIES–(0.19)%		(2,990,492)

NET ASSETS–100.00%		$1,566,424,713

Investment Abbreviations:

CAB	— Capital Appreciation Bonds

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

Jr.	— Junior

LIBOR	— London Interbank Offered Rate

Pfd.	— Preferred

PIK	— Pay-in-Kind

RB	— Revenue Bonds

REGS	— Regulation S

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $441,573,801, which represented 28.19% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(f)	Zero coupon bond issued at a discount.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect November 30, 2017.

(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(m)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(n)	Non-income producing security.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	225	March-2018	$48,241,407	$(32,122)	$(32,122)
U.S. Treasury 5 Year Notes	779	March-2018	90,631,781	(225,087)	(225,087)
U.S. Treasury 10 Year Notes	598	March-2018	74,180,031	(336,376)	(336,376)
U.S. Treasury 30 Year Bonds	131	March-2018	19,875,156	(186,577)	(186,577)
Subtotal—Long				(780,162)	(780,162)
Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	21	March-2018	(2,796,609)	21,442	21,442
U.S. Treasury Ultra Bonds	349	March-2018	(57,541,375)	710,662	710,662
Subtotal—Short				732,104	732,104
Total Futures Contracts—Interest Rate Risk				$(48,058)	$(48,058)

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
02/28/2018	Barclays Bank PLC	EUR	317,182	USD	374,655	$ (5,056)
02/28/2018	Barclays Bank PLC	GBP	153,075	USD	203,383	(4,323)
Total Forward Foreign Currency Contracts—Currency Risk						$ (9,379)

Abbreviations:
EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                 Invesco Corporate Bond Fund

A. Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco Corporate Bond Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

                                 Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

                                 Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,453,164,658	$—	$1,453,164,658
U.S. Treasury Securities	—	54,024,072	—	54,024,072
Preferred Stocks	19,621,481	732,184	—	20,353,665
Asset-Backed Securities	—	12,762,288	—	12,762,288
Variable Rate Senior Loan Interests	—	6,971,113	—	6,971,113
Municipal Obligations	—	2,846,316	—	2,846,316
Non-U.S. Dollar Denominated Bonds & Notes	—	583,037	—	583,037
Common Stocks & Other Equity Interests	—	344	2,546	2,890
Money Market Funds	18,707,166	—	—	18,707,166
	38,328,647	1,531,084,012	2,546	1,569,415,205
Forward Foreign Currency Contracts*	—	(9,379)	—	(9,379)
Futures Contracts*	(48,058)	—	—	(48,058)
Total Investments	$38,280,589	$1,531,074,633	$2,546	$1,569,357,768
*	Unrealized appreciation (depreciation).

                                 Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2017:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$732,104	$732,104
Derivatives not subject to master netting agreements	—	(732,104)	(732,104)
Total Derivative Assets subject to master netting agreements	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$(780,162)	$(780,162)
Unrealized depreciation on forward foreign currency contracts outstanding	(9,379)	—	(9,379)
Total Derivative Liabilities	(9,379)	(780,162)	(789,541)
Derivatives not subject to master netting agreements	—	780,162	780,162
Total Derivative Liabilities subject to master netting agreements	$(9,379)	$—	$(9,379)

Effect of Derivative Investments for the nine months ended November 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(35,694)	$—	$(35,694)
Futures contracts	—	—	(2,005,962)	(2,005,962)
Swap agreements	(1,446,590)	—	—	(1,446,590)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(7,396)	—	(7,396)
Futures contracts	—	—	(18,659)	(18,659)
Swap agreements	82,111	—	—	82,111
Total	$(1,364,479)	$(43,090)	$(2,024,621)	$(3,432,190)

The table below summarizes the nine months average notional value of forward foreign currency contracts and futures contracts and the eight months average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$ 5,804,361	$ 187,985,222	$ 34,068,156

                                 Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	GRE-QTR-1	11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–99.12%

Australia–4.99%

Dexus	1,022,473	$8,047,406
Goodman Group	2,223,805	14,709,827
GPT Group (The)	2,270,983	9,325,462
Mirvac Group	4,095,389	7,618,222
Scentre Group	7,867,658	25,309,398
Westfield Corp.	686,430	4,370,462
		69,380,777

Brazil–0.65%

BR Malls Participacoes S.A.	1,109,076	4,102,913
BR Properties S.A.	957,600	3,223,157
MRV Engenharia e Participacoes S.A.	423,800	1,731,198
		9,057,268

Canada–2.51%

Allied Properties REIT	241,192	7,753,735
Canadian Apartment Properties REIT	207,170	5,939,098
Chartwell Retirement Residences	343,518	4,123,920
H&R REIT	295,100	4,834,856
Killam Apartment REIT	314,460	3,448,507
RioCan REIT	355,700	6,864,241
SmartCentres REIT	86,000	1,940,882
		34,905,239

China–5.46%

Agile Group Holdings Ltd.	1,566,000	2,277,667
CapitaLand Retail China Trust	738,300	897,829
China Evergrande Group (a)	2,409,000	8,062,334
China Jinmao Holdings Group Ltd.	4,822,000	2,197,259
China Overseas Land & Investment Ltd.	2,893,700	9,249,661
China Resources Land Ltd.	1,885,377	5,448,587
China Vanke Co., Ltd. -Class H	1,116,300	4,087,382
CIFI Holdings (Group) Co. Ltd.	4,604,000	2,557,758
Country Garden Holdings Co. Ltd.	5,313,000	8,433,719
Global Logistic Properties Ltd.	2,522,300	6,265,539
Guangzhou R&F Properties Co. Ltd. -Class H	1,823,600	3,949,428
KWG Property Holding Ltd.	2,569,500	2,737,495
Logan Property Holdings Co. Ltd.	826,000	785,730
Longfor Properties Co. Ltd.	1,645,500	3,902,996
Shenzhen Investment Ltd.	2,772,200	1,182,285
Shimao Property Holdings Ltd.	1,721,000	3,398,585
SOHO China Ltd.	2,383,500	1,348,903
Sunac China Holdings Ltd.	1,690,000	7,865,491
Yanlord Land Group Ltd.	1,015,500	1,256,311
		75,904,959

France–3.64%

ICADE	79,784	7,411,217
Klepierre S.A.	378,960	15,659,994

	Shares	Value

France–(continued)

Unibail-Rodamco S.E.	107,503	$27,505,178
		50,576,389

Germany–4.36

Deutsche Wohnen SE	201,465	8,906,313
Grand City Properties S.A.	749,643	17,132,162
LEG Immobilien AG	105,232	11,186,760
Vonovia SE	496,720	23,380,816
		60,606,051

Hong Kong–7.56%

CK Asset Holdings Ltd.	1,831,000	15,502,664
Hang Lung Properties Ltd.	5,132,000	12,111,360
Hongkong Land Holdings Ltd.	567,100	4,149,807
Kerry Properties Ltd.	492,500	2,190,381
Link REIT	1,551,000	13,831,724
New World Development Co. Ltd.	10,262,000	14,948,939
Sun Hung Kai Properties Ltd.	1,455,100	23,885,441
Swire Properties Ltd.	2,639,800	8,940,053
Wharf (Holdings) Ltd. (The)	1,028,000	3,242,782
Wharf Real Estate Investment Co. Ltd. (a)	1,028,000	6,212,674
		105,015,825

India–0.16%

Ascendas India Trust	2,632,700	2,209,615

Indonesia–0.51%

PT Ciputra Development Tbk	63,291,874	5,745,829
PT Pakuwon Jati Tbk	30,014,300	1,382,991
		7,128,820

Ireland–0.38%

Green REIT PLC	2,928,801	5,211,797

Japan–9.22%

Activia Properties, Inc.	1,380	5,721,181
Advance Residence Investment Corp.	1,336	3,252,128
AEON REIT Investment Corp.	2,731	2,834,262
Daiwa House REIT Investment Corp.	733	1,754,667
Daiwa Office Investment Corp.	1,336	6,606,033
Fukuoka REIT Corp.	347	520,469
GLP J-REIT (b)	885	956,590
GLP J-REIT	5,443	5,883,296
Hulic Co., Ltd.	602,900	6,623,724
Hulic Reit, Inc.	2,059	3,031,873
Japan Hotel REIT Investment Corp.	11,238	7,824,297
Japan Logistics Fund Inc.	1,072	1,977,807
Japan Real Estate Investment Corp.	1,616	7,846,087
Mitsubishi Estate Co., Ltd.	1,094,400	19,577,443
Mitsui Fudosan Co., Ltd.	1,437,500	32,623,208
Nippon Building Fund Inc.	1,103	5,517,940

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Japan–(continued)

Sumitomo Realty & Development Co., Ltd.	289,000	$9,548,442
Tokyo Tatemono Co., Ltd.	434,700	6,039,589
		128,139,036

Malaysia–0.46%

IOI Properties Group Bhd.	4,327,800	2,002,860
KLCCP Stapled Group	881,700	1,724,175
Mah Sing Group Bhd.	7,101,100	2,638,395
		6,365,430

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	9,888,325	0

Mexico–0.48%

Fibra Uno Administracion S.A. de C.V.	2,703,450	4,227,337
Macquarie Mexico Real Estate Management S.A. de C.V.	1,873,700	2,260,244
PLA Administradora Industrial, S. de R.L. de C.V.	80,188	132,445
		6,620,026

Philippines–0.87%

Ayala Land, Inc.	5,994,400	5,118,467
Robinsons Land Corp.	4,775,300	2,171,108
SM Prime Holdings Inc.	6,597,000	4,765,888
		12,055,463

Singapore–2.09%

Ascendas REIT	2,470,100	4,841,394
CapitaLand Mall Trust	3,612,900	5,502,451
City Developments Ltd.	1,667,500	15,062,819
Mapletree Commercial Trust	764,300	907,192
UOL Group Ltd.	413,400	2,728,207
		29,042,063

South Africa–0.99%

Growthpoint Properties Ltd.	2,774,862	5,057,157
Hyprop Investments Ltd.	373,892	2,923,267
Resilient REIT Ltd.	249,488	2,668,279
SA Corporate Real Estate Ltd.	9,215,851	3,164,327
		13,813,030

Spain–0.62%

Inmobiliaria Colonial SOCIMI, S.A.	391,414	3,701,480
Merlin Properties SOCIMI, S.A.	370,524	4,873,434
		8,574,914

Sweden–1.38%

Castellum AB	424,513	6,875,936
Hufvudstaden AB -Class A	472,039	7,397,634
Wihlborgs Fastigheter AB	210,317	4,896,293
		19,169,863

Switzerland–0.67%

Swiss Prime Site AG	108,668	9,366,788

	Shares	Value

Thailand–0.63%

Central Pattana PCL	2,606,900	$6,428,410
Supalai PCL -Wts., expiring 10/19/2018 (a)	491,675	290,682
Supalai PCL	994,100	727,799
Supalai PCL -NVDR	1,814,700	1,328,575
		8,775,466

United Arab Emirates–0.14%

Emaar Malls PJSC	3,274,920	1,916,983

United Kingdom–4.20%

Big Yellow Group PLC	281,898	3,178,096
Derwent London PLC	160,700	6,038,339
Great Portland Estates PLC	884,489	7,416,751
Land Securities Group PLC	802,086	10,089,176
LondonMetric Property PLC	1,921,107	4,635,705
SEGRO PLC	1,432,347	10,626,598
Tritax Big Box REIT PLC	4,226,645	8,283,875
UNITE Group PLC (The)	837,670	8,129,508
		58,398,048

United States–47.15%

Acadia Realty Trust	191,817	5,376,631
Alexandria Real Estate Equities, Inc.	11,498	1,460,936
American Campus Communities, Inc.	195,964	8,304,954
American Homes 4 Rent -Class A	472,092	10,140,536
American Tower Corp. -Class A	54,396	7,829,216
Apple Hospitality REIT, Inc.	502,050	9,779,934
AvalonBay Communities, Inc.	85,035	15,419,397
Boston Properties, Inc.	257,139	32,240,088
Brandywine Realty Trust	433,549	7,470,049
Brixmor Property Group, Inc.	437,376	7,903,384
Columbia Property Trust, Inc.	274,017	6,239,367
Cousins Properties, Inc.	1,085,918	9,740,684
Crown Castle International Corp.	57,368	6,482,584
Digital Realty Trust, Inc.	46,332	5,406,944
EastGroup Properties, Inc.	35,344	3,325,164
Education Realty Trust, Inc.	249,898	9,138,770
Equinix, Inc.	16,896	7,848,023
Equity Residential	506,088	33,816,800
Essex Property Trust, Inc.	78,724	19,444,041
Extra Space Storage Inc.	135,883	11,598,973
Federal Realty Investment Trust	149,954	19,825,418
GGP Inc.	595,876	14,003,086
HCP, Inc.	271,796	7,186,286
Healthcare Realty Trust, Inc.	563,032	18,450,559
Hilton Worldwide Holdings Inc.	92,182	7,149,636
Host Hotels & Resorts Inc.	614,039	12,151,832
Hudson Pacific Properties Inc.	638,161	22,737,676
Invitation Homes Inc.	289,246	6,811,743
Kilroy Realty Corp.	106,090	7,997,064
Kimco Realty Corp.	84,185	1,559,106
Liberty Property Trust	409,235	18,366,467
Macerich Co. (The)	187,211	12,121,912
Mid-America Apartment Communities, Inc.	53,431	5,473,472
National Health Investors, Inc.	117,633	9,175,374
National Retail Properties, Inc.	219,374	9,009,690

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United States–(continued)

Paramount Group, Inc.	394,633	$6,381,216
Park Hotels & Resorts Inc.	379,133	11,070,684
Pebblebrook Hotel Trust	141,973	5,461,701
Physicians Realty Trust	168,687	3,014,437
Prologis, Inc.	546,248	36,178,005
Public Storage	156,909	33,440,446
QTS Realty Trust, Inc. -Class A	265,568	14,781,515
Realty Income Corp.	231,608	12,807,922
Regency Centers Corp.	110,330	7,481,477
Retail Opportunity Investments Corp.	389,028	7,613,278
Simon Property Group, Inc.	263,252	42,581,011
SL Green Realty Corp.	68,045	6,956,240
Sun Communities, Inc.	153,245	14,260,980
Terreno Realty Corp.	123,838	4,656,309
Ventas, Inc.	215,528	13,795,947
Vornado Realty Trust	264,767	20,551,232
Washington REIT	231,139	7,470,413
Welltower Inc.	233,339	15,741,049
		655,229,658
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,161,352,750)		1,377,463,508

Money Market Funds–0.12%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (d)	568,177	568,177
Invesco Liquid Assets Portfolio – Institutional Class, 0.88% (d)	405,760	405,841
Invesco Treasury Portfolio – Institutional Class, 0.98% (d)	649,345	649,345
Total Money Market Funds (Cost $1,623,363)		1,623,363

TOTAL INVESTMENTS IN SECURITIES–99.24% (Cost $1,162,976,113)		1,379,086,871

OTHER ASSETS LESS LIABILITIES–0.76%		10,597,912

NET ASSETS–100.00%		$1,389,684,783

Investment Abbreviations:

NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $956,590, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were transfers from Level 1 to Level 2 of $240,949,768 and from Level 2 to Level 1 of $29,639,790, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$ —	$69,380,777	$—	$69,380,777
Brazil	9,057,268	—	—	9,057,268
Canada	34,905,239	—	—	34,905,239
China	8,512,271	67,392,688	—	75,904,959
France	34,916,395	15,659,994	—	50,576,389
Germany	60,606,051	—	—	60,606,051
Hong Kong	28,984,451	76,031,374	—	105,015,825
India	—	2,209,615	—	2,209,615
Indonesia	—	7,128,820	—	7,128,820
Ireland	5,211,797	—	—	5,211,797
Japan	7,793,076	120,345,960	—	128,139,036
Malaysia	4,362,570	2,002,860	—	6,365,430
Malta	—	—	0	0
Mexico	6,620,026	—	—	6,620,026
Philippines	2,171,108	9,884,355	—	12,055,463
Singapore	2,728,207	26,313,856	—	29,042,063
South Africa	11,144,751	2,668,279	—	13,813,030
Spain	4,873,434	3,701,480	—	8,574,914
Sweden	19,169,863	—	—	19,169,863
Switzerland	9,366,788	—	—	9,366,788
Thailand	8,775,466	—	—	8,775,466
United Arab Emirates	1,916,983	—	—	1,916,983
United Kingdom	40,892,121	17,505,927	—	58,398,048
United States	655,229,658	—	—	655,229,658
Money Market Funds	1,623,363	—	—	1,623,363
Total Investments	$958,860,886	$420,225,985	$0	$1,379,086,871

Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	GMKT-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–33.58%

Federal Farm Credit Bank (FFCB)–4.64%

Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.34%	12/27/2017	$12,000	$11,998,884
Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.29%	05/17/2018	4,000	4,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.30%	01/17/2018	8,000	7,999,429
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.32%	03/22/2018	5,000	4,999,544
Unsec. Bonds (1 mo. USD LIBOR + 0.04%) (a)	1.28%	12/08/2017	2,500	2,499,976
Unsec. Bonds (1 mo. USD LIBOR + 0.04%) (a)	1.28%	01/02/2018	3,600	3,600,100
Unsec. Bonds (1 mo. USD LIBOR + 0.18%) (a)	1.50%	02/25/2019	3,010	3,019,505
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (a)	1.31%	12/04/2019	7,500	7,499,608
Unsec. Bonds (3 mo. USD LIBOR - 0.03%) (a)	1.29%	03/02/2018	8,560	8,565,156
				54,182,202

Federal Home Loan Bank (FHLB)–25.86%

Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.18%	02/15/2019	13,000	13,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/04/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	02/11/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.26%	02/28/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	03/06/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.20%	03/20/2019	3,000	3,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.24%	01/25/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.18%	05/17/2019	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.14%	08/01/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.18%	04/22/2019	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.13%	12/14/2018	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.12%	10/10/2018	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/05/2018	18,000	18,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/09/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.11%	10/12/2018	10,000	10,000,024
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (a)	1.15%	10/19/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.07%) (a)	1.24%	12/12/2017	7,000	7,000,149
Unsec. Bonds (3 mo. USD LIBOR - 0.07%) (a)	1.31%	01/26/2018	3,000	3,001,110
Unsec. Bonds (3 mo. USD LIBOR - 0.16%) (a)	1.30%	02/26/2018	3,000	3,001,533
Unsec. Bonds (3 mo. USD LIBOR - 0.22%) (a)	1.10%	03/19/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/12/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.10%	04/13/2018	17,000	16,999,914
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.10%	04/20/2018	7,000	6,999,791
Unsec. Bonds (3 mo. USD LIBOR - 0.31%) (a)	1.11%	08/15/2018	18,000	17,995,268
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%) (a)	1.31%	12/05/2017	10,000	9,999,994
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%) (a)	1.31%	12/07/2017	5,000	4,999,993
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.17%	03/01/2019	5,000	5,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.17%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.16%	11/19/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.15%) (a)	1.30%	02/23/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.16%) (a)	1.30%	02/26/2018	7,000	7,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.15%	03/26/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.34%) (a)	1.02%	01/23/2018	7,000	7,000,102
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	1.06%	05/14/2018	15,000	14,997,274
				301,995,152

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.60%

Unsec. Disc. Notes(b)	1.05%	12/04/2017	$2,000	$1,999,825
Unsec. Disc. Notes(b)	1.09%	12/13/2017	5,000	4,998,192
				6,998,017

Federal National Mortgage Association (FNMA)–0.34%

Unsec. Notes (3 mo. USD LIBOR - 0.05%)(a)	1.28%	03/21/2018	4,000	4,003,359

Overseas Private Investment Corp.–2.14%

Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	06/15/2025	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.33%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate) (c)	1.30%	02/15/2028	10,000	10,000,000
				25,000,000
Total U.S. Government Sponsored Agency Securities (Cost $392,178,730)				392,178,730

U.S. Treasury Securities–25.81%

U.S. Treasury Bills–23.93%(b)

U.S. Treasury Bills	1.05%	12/14/2017	20,000	19,992,413
U.S. Treasury Bills	1.13%	12/21/2017	50,000	49,968,611
U.S. Treasury Bills	1.05%	01/04/2018	20,000	19,980,167
U.S. Treasury Bills	1.13%	01/04/2018	10,000	9,989,375
U.S. Treasury Bills	1.09%	01/11/2018	10,000	9,987,643
U.S. Treasury Bills	1.14%	01/11/2018	20,000	19,974,261
U.S. Treasury Bills	1.09%	01/18/2018	25,000	24,963,667
U.S. Treasury Bills	1.11%	01/18/2018	15,000	14,977,900
U.S. Treasury Bills	1.11%	01/25/2018	20,000	19,966,236
U.S. Treasury Bills	1.13%	02/01/2018	25,000	24,951,347
U.S. Treasury Bills	1.19%	02/08/2018	25,000	24,943,219
U.S. Treasury Bills	1.29%	03/01/2018	20,000	19,935,750
U.S. Treasury Bills	1.23%	04/12/2018	20,000	19,910,533
				279,541,122

U.S. Treasury Notes–1.88%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (a)	1.36%	04/30/2019	9,000	9,902,540
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.35%	07/31/2019	13,000	12,999,699
				22,002,239
Total U.S. Treasury Securities (Cost $301,543,361)				301,543,361
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.39% (Cost $693,722,091)				693,722,091
			Repurchase Amount

Repurchase Agreements–41.18%(d)

BNP Paribas Securities Corp., joint agreement dated 11/30/2017, aggregate maturing value of $400,011,889 (collateralized by U.S. Treasury obligations valued at $407,168,173; 0.13%; 04/15/2019 - 04/15/2021)	1.07%	12/01/2017	30,000,892	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 11/30/2017, aggregate maturing value of $2,000,420,000 (collateralized by U.S. Treasury obligations valued at $2,038,277,778; 0.13%; 04/15/2019 - 07/15/2022)(e)	1.08%	12/07/2017	35,007,350	35,000,000
CIBC World Markets Corp., joint term agreement dated 11/10/2017, aggregate maturing value of $775,783,181 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $790,500,070; 0.75% - 6.00%; 06/01/2018 - 11/20/2047)(e)	1.07%	12/14/2017	40,040,422	40,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 11/29/2017, aggregate maturing value of $250,050,556 (collateralized by U.S. Treasury obligations valued at $255,000,085; 0.13%; 04/15/2018)(e)	1.04%	12/06/2017	25,005,056	25,000,000
ING Financial Markets, LLC, joint term agreement dated 11/28/2017, aggregate maturing value of $400,082,444 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.38% - 5.00%; 04/01/2034 - 09/01/2047)(e)	1.06%	12/05/2017	15,003,092	15,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 11/01/2017, maturing value of $10,013,378 (collateralized by domestic agency mortgage-backed securities valued at $10,200,000; 3.50% - 4.00%; 04/01/2034 - 04/01/2047)	1.12%	12/14/2017	$10,013,378	$10,000,000
ING Financial Markets, LLC, term agreement dated 11/10/2017, maturing value of $10,010,792 (collateralized by domestic agency mortgage-backed securities valued at $10,200,000; 1.97% - 5.00%; 04/01/2034 - 04/01/2047)	1.11%	12/15/2017	10,010,792	10,000,000
Lloyds Bank PLC, joint term agreement dated 11/02/2017, aggregate maturing value of $500,499,444 (collateralized by U.S. Treasury obligations valued at $509,048,801; 1.00% - 2.38%; 12/31/2017 - 08/15/2024)	1.16%	12/04/2017	25,024,972	25,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/29/2017, aggregate maturing value of $1,200,252,917 (collateralized by U.S. Treasury obligations valued at $1,216,062,782; 0% - 4.50%; 08/15/2018 - 08/15/2045)(e)	1.07%	12/06/2017	40,008,322	40,000,000
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 11/29/2017, aggregate maturing value of $1,386,413,391 (collateralized by U.S. Treasury obligations valued at $1,410,355,665; 1.50% - 2.13%; 04/30/2024 - 08/15/2026)(e)	1.07%	12/06/2017	24,017,496	24,012,500
National Australia Bank Ltd., joint agreement dated 11/30/2017, aggregate maturing value of $1,000,029,444 (collateralized by U.S. Treasury obligations valued at $1,021,958,290; 1.38% - 2.63%; 06/30/2019 - 11/15/2026)	1.06%	12/01/2017	15,000,412	15,000,000
RBC Capital Markets LLC, joint term agreement dated 10/10/2017, aggregate maturing value of $345,670,450 (collateralized by domestic agency mortgage-backed securities valued at $351,900,001; 2.35% - 6.50%; 12/01/2026 – 12/01/2047) (e)	1.06%	12/15/2017	5,009,717	5,000,000
RBC Capital Markets LLC, joint term agreement dated 11/13/2017, aggregate maturing value of $600,563,167 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $612,000,045; 2.13% - 4.00%; 11/30/2024 – 12/01/2047) (e)	1.09%	12/14/2017	20,018,772	20,000,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,020,000,000; 0% - 7.00%; 04/25/2018 – 12/01/2047) (e)	1.16%	01/30/2018	85,000,000	85,000,000
Societe Generale, joint open agreement dated 04/27/2017, (collateralized by U.S. Treasury Obligations and domestic agency mortgage-backed securities valued at $1,530,000,037; 0.00% - 8.00%; 01/15/2018 – 09/01/2047)(f)	0.83%	—	—	55,000,000
Societe Generale, joint term agreement dated 11/13/2017, aggregate maturing value of $500,465,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,041; 0.00% - 8.13%; 06/30/2019 - 02/15/2046)(e)	1.08%	12/14/2017	20,018,600	20,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2017, aggregate maturing value of $700,020,417 (collateralized by domestic agency mortgage-backed securities valued at $714,000,000; 3.50% - 4.00%; 11/01/2032 - 12/01/2047)	1.05%	12/01/2017	21,948,599	21,947,959
Wells Fargo Securities, LLC, term agreement dated 09/15/2017, maturing value of $5,013,875 (collateralized by a domestic agency mortgage-backed security valued at $5,100,001; 4.00%; 10/01/2047)	1.11%	12/14/2017	5,013,875	5,000,000
Total Repurchase Agreements (Cost $480,960,459)				480,960,459
TOTAL INVESTMENTS IN SECURITIES(g)–100.57% (Cost $1,174,682,550)				1,174,682,550
OTHER ASSETS LESS LIABILITIES–(0.57)%				(6,688,171)
NET ASSETS– 100%				$1,167,994,379

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Government Money Market Fund

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Government Money Market Fund

Invesco High Yield Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	HYI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–90.93%

Advertising–0.36%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$4,514,000	$4,863,835

Aerospace & Defense–1.96%

Bombardier Inc. (Canada),
Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	2,948,000	2,900,095
7.50%, 03/15/2025(b)	2,372,000	2,386,825
CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/2021(b)	2,334,000	2,433,195
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	4,679,000	4,907,101
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	2,946,000	3,067,523

TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	1,266,000	1,297,650
6.50%, 05/15/2025	8,955,000	9,161,860
		26,154,249

Agricultural & Farm Machinery–0.54%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(b)	7,181,000	7,160,893

Air Freight & Logistics–0.16%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	1,995,000	2,092,256

Airlines–0.32%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	3,690,000	4,234,275

Alternative Carriers–0.59%

Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	5,202,000	5,114,216
5.38%, 05/01/2025	2,782,000	2,796,745
		7,910,961

Aluminum–0.59%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	1,664,000	1,839,219
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	5,687,000	6,014,003
		7,853,222

	Principal Amount	Value

Apparel Retail–1.56%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	$3,302,000	$3,568,124
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	7,523,000	5,632,846
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	7,100,000	7,680,070
6.75%, 07/01/2036	740,000	741,850
6.88%, 11/01/2035	3,039,000	3,084,585
		20,707,475

Auto Parts & Equipment–0.64%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	2,310,000	2,459,457
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	2,155,000	2,293,135
Delphi Jersey Holdings PLC, Sr. Unsec. Notes, 5.00%, 10/01/2025(b)	3,730,000	3,797,625
		8,550,217

Automobile Manufacturers–0.00%

Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)(d)	14,770,000	0

Automotive Retail–0.84%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	1,795,000	1,889,238
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	4,817,000	5,069,892
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	4,082,000	4,163,640
		11,122,770

Broadcasting–2.49%

Clear Channel Worldwide Holdings, Inc.,
Series B,
Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	5,296,000	5,382,060
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,722,000	6,679,987
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,897,000	4,169,790
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,118,000	4,220,950

Sirius XM Radio Inc.,
Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	32,000	33,730
5.38%, 07/15/2026(b)	2,157,000	2,264,850
6.00%, 07/15/2024(b)	5,479,000	5,828,286

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Broadcasting–(continued)

Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	$4,508,000	$4,620,700
		33,200,353

Building Products–1.02%

Builders FirstSource, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.63%, 09/01/2024(b)	225,000	235,406
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	5,543,000	6,263,590
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	4,845,000	4,944,322
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	2,111,000	2,200,718
		13,644,036

Cable & Satellite–9.39%

AMC Networks Inc.,
Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	957,000	952,215
5.00%, 04/01/2024	4,010,000	4,070,150

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	5,503,000	5,681,847
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	11,302,000	11,754,080

CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,537,000	4,888,617
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	8,000,000	9,070,000
10.88%, 10/15/2025(b)	5,809,000	6,889,242

DISH DBS Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	9,768,000	9,851,516
6.75%, 06/01/2021	3,500,000	3,736,250
7.88%, 09/01/2019	8,304,000	8,907,784
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	7,163,000	7,950,930

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	4,222,000	3,467,318
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	7,215,000	6,854,250
7.50%, 04/01/2021	3,635,000	3,403,269

SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	6,777,000	6,840,534
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,131,000	4,177,474
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	3,470,000	3,604,462

	Principal Amount	Value

Cable & Satellite–(continued)

UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(b)	$1,000,000	$997,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	4,132,000	4,214,640
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,784,573
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	6,553,000	6,859,025
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,480,200
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	3,300,000	3,316,500
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. FIrst Lien Notes, 5.50%, 01/15/2027(b)	250,000	251,875
		125,004,251

Casinos & Gaming–2.32%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	3,878,000	4,149,460
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	4,314,000	4,419,154

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,280,301
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	2,495,000	2,900,437
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	4,036,000	4,207,530
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	6,494,000	7,175,870

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	1,383,000	1,411,517
5.50%, 03/01/2025(b)	3,270,000	3,385,431
		30,929,700

Commodity Chemicals–0.30%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	3,677,000	3,958,474

Construction Machinery & Heavy Trucks–0.82%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	4,371,000	4,616,869
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	1,816,000	1,938,580

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	$4,117,000	$4,351,154
		10,906,603

Construction Materials–0.05%

James Hardie International Finance DAC (Ireland), Sr. Unsec. Notes, 4.75%, 01/15/2025(b)	600,000	613,500

Consumer Finance–1.95%

Ally Financial Inc.,
Sr. Unsec. Global Notes, 5.13%, 09/30/2024	10,139,000	11,076,857
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	3,153,000	3,523,477
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(e)	2,801,000	2,892,033

Navient Corp.,
Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	2,639,000	2,853,419
8.00%, 03/25/2020	5,166,000	5,643,855
		25,989,641

Copper–0.52%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	6,715,000	6,983,600

Data Processing & Outsourced Services–1.23%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	15,418,000	16,352,716

Diversified Banks–1.35%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00%(e)	1,546,000	1,559,559
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,995,668
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(e)	3,505,000	3,572,471
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	8,354,000	8,884,340
		18,012,038

Diversified Chemicals–1.10%

Chemours Co. (The),
Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	9,896,000	10,514,500
7.00%, 05/15/2025	1,735,000	1,906,331

	Principal Amount	Value

Diversified Chemicals–(continued)

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$2,071,000	$2,166,535
		14,587,366

Diversified Metals & Mining–1.02%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	5,028,000	4,914,870
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,246,000	4,707,753
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	3,447,000	3,895,110
		13,517,733

Diversified Support Services–0.15%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	1,903,000	1,964,848

Electrical Components & Equipment–0.64%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	5,688,000	6,000,840
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	2,413,000	2,587,943
		8,588,783

Environmental & Facilities Services–0.64%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	3,097,000	3,205,395
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	4,652,000	4,762,485
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	480,000	489,600
		8,457,480

Food Distributors–0.55%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	6,977,000	7,360,735

Food Retail–1.76%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	10,379,000	10,690,370
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	5,651,000	5,424,960

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Food Retail–(continued)

Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	$7,409,000	$7,371,955
		23,487,285

Gas Utilities–1.55%

AmeriGas Partners, L.P./AmeriGas Finance Corp.,
Sr. Unsec. Global Notes, 5.63%, 05/20/2024	3,760,000	3,948,000
5.88%, 08/20/2026	5,430,000	5,660,775
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	3,089,000	2,942,272
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	8,185,000	8,144,075
		20,695,122

General Merchandise Stores–0.32%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,054,000	4,261,768

Health Care Equipment–0.88%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(f)	5,373,000	5,467,027
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	4,809,000	4,917,203
Teleflex Inc.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	886,000	922,229
5.25%, 06/15/2024	345,000	363,975
		11,670,434

Health Care Facilities–4.93%

Acadia Healthcare Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	2,000	2,023
6.50%, 03/01/2024	3,903,000	4,049,362
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	2,385,000	2,241,900
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	5,890,000	5,536,600
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	1,412,469	858,075
8.00%, 11/15/2019	4,004,000	3,598,595
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,786,000	1,917,718

	Principal Amount	Value

Health Care Facilities–(continued)

HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	$5,834,000	$6,337,182
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	5,344,000	5,704,720
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	1,255,000	1,339,713
7.50%, 02/15/2022	5,063,000	5,728,278
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	3,380,000	3,515,200
5.88%, 02/15/2026	2,780,000	2,964,175
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	4,788,000	4,991,490

LifePoint Health, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	3,769,000	3,707,754
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	1,049,000	1,071,291

Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	824,000	872,410
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	8,135,000	7,636,731
8.13%, 04/01/2022	3,543,000	3,520,856
		65,594,073

Health Care Services–1.99%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	3,542,000	3,555,283
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	1,759,000	1,862,341
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	6,447,000	6,624,292
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	7,887,000	8,488,384
Surgery Center Holdings, Inc.,
Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	1,716,000	1,570,140
8.88%, 04/15/2021(b)	760,000	769,500
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	3,975,000	3,617,250
		26,487,190

Home Improvement Retail–0.54%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	7,166,843

Homebuilding–2.69%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	2,939,000	2,961,042
6.88%, 02/15/2021(b)	3,818,000	3,922,995
Beazer Homes USA, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	3,203,000	3,386,212
8.75%, 03/15/2022	3,175,000	3,488,531

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Homebuilding–(continued)

CalAtlantic Group, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	$867,000	$1,005,720
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	961,000	1,012,654
5.38%, 10/01/2022	5,385,000	5,835,994

KB Home,
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	2,099,000	2,419,098
8.00%, 03/15/2020	881,000	976,809

Meritage Homes Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	2,967,000	3,207,179
7.15%, 04/15/2020	2,583,000	2,834,842
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,794,224
		35,845,300

Household Products–1.53%

Reynolds Group Issuer Inc./LLC ,
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	3,887,000	3,957,452
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	1,750,000	1,817,812
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	4,936,000	5,305,213
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	5,158,000	5,441,690
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	3,822,000	3,917,550
		20,439,717

Independent Power Producers & Energy Traders–1.42%

AES Corp. (The),
Sr. Unsec. Global Notes, 8.00%, 06/01/2020	1,229,000	1,397,988
Sr. Unsec. Notes, 5.50%, 03/15/2024	130,000	136,825
5.50%, 04/15/2025	4,374,000	4,630,972
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	2,859,000	2,859,000
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,400,000	2,571,000

NRG Energy, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,985,000	3,179,025
6.63%, 03/15/2023	2,694,000	2,800,682
6.63%, 01/15/2027	1,195,000	1,293,588
		18,869,080

Industrial Machinery–0.37%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	3,157,000	3,259,602
TriMas Corp., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2025(b)	1,715,000	1,735,366
		4,994,968

	Principal Amount	Value

Integrated Oil & Gas–0.22%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	$3,868,000	$2,876,825

Integrated Telecommunication Services–2.18%

CenturyLink, Inc.,
Series S,
Sr. Unsec. Notes, 6.45%, 06/15/2021	4,624,000	4,615,307
Series Y,
Sr. Unsec. Global Notes, 7.50%, 04/01/2024	4,292,000	4,195,430
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	3,388,000	3,294,830

Frontier Communications Corp.,
Sr. Unsec. Global Notes, 8.50%, 04/15/2020	5,314,000	4,868,952
10.50%, 09/15/2022	3,963,000	3,150,585
11.00%, 09/15/2025	5,209,000	4,023,953

Telecom Italia Capital S.A. (Italy),
Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	1,785,000	2,070,600
7.20%, 07/18/2036	2,307,000	2,875,099
		29,094,756

Internet Software & Services–1.02%

CyrusOne L.P./CyrusOne Finance Corp.,
Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	1,273,000	1,327,103
5.00%, 03/15/2024(b)	1,324,000	1,380,270

Equinix, Inc.,
Sr. Unsec. Notes, 5.75%, 01/01/2025	1,450,000	1,556,937
5.88%, 01/15/2026	8,535,000	9,281,812
		13,546,122

Leisure Facilities–0.34%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	2,300,000	2,426,500
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	2,000,000	2,040,000
		4,466,500

Managed Health Care–0.61%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	2,387,000	2,454,552
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	2,628,000	2,641,140
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	2,841,000	3,015,011
		8,110,703

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Metal & Glass Containers–0.66%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland),
Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	$1,332,000	$1,365,134
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	1,244,000	1,324,984
7.25%, 05/15/2024(b)	2,565,000	2,818,294
Berry Global, Inc.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	1,282,000	1,357,318
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	1,885,000	1,955,687
		8,821,417

Movies & Entertainment–0.82%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	7,045,000	6,895,294
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	3,833,000	4,067,771
		10,963,065

Oil & Gas Drilling–1.11%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	4,656,000	3,800,460
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	3,334,000	2,900,580
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	3,608,000	3,400,540
6.50%, 12/15/2021	1,203,000	1,230,067
7.75%, 12/15/2023	712,000	738,700
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,990,000	2,646,150
		14,716,497

Oil & Gas Equipment & Services–0.99%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	3,736,000	3,745,340
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	4,685,000	4,802,125
Weatherford International Ltd.,
Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	4,015,000	3,232,075
8.25%, 06/15/2023	1,390,000	1,382,181
		13,161,721

Oil & Gas Exploration & Production–6.23%

Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	5,881,000	6,086,835

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	$5,542,000	$5,486,580
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	3,015,000	1,989,900
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	3,430,000	3,447,150
Gulfport Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	3,518,000	3,548,783
6.63%, 05/01/2023	1,188,000	1,220,670
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	2,567,000	2,785,195
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	5,649,000	5,776,102
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	6,766,000	7,188,875
QEP Resources, Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/2023	1,738,000	1,768,415
5.63%, 03/01/2026	1,606,000	1,635,920
Sr. Unsec. Notes, 6.88%, 03/01/2021	4,390,000	4,768,637
Range Resources Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	4,451,000	4,361,980
5.88%, 07/01/2022	4,087,000	4,219,828
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	3,422,000	3,507,550
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	4,240,000	4,314,200
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	2,786,000	2,751,175
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	6,983,000	7,017,915
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	5,346,000	5,466,873
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	5,752,000	5,680,100
		83,022,683

Oil & Gas Storage & Transportation–3.01%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	1,215,000	1,324,654
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	1,302,000	1,375,238

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	$2,852,000	$2,958,950
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	2,520,000	2,639,700
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	5,344,000	5,744,800
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(e)	3,123,000	3,082,011
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	1,981,000	2,075,097
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	784,000	816,865
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(e)	3,351,000	3,321,679
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	4,240,000	4,229,400
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	3,766,000	3,864,857
5.25%, 05/01/2023	2,077,000	2,134,117
Williams Cos., Inc. (The),
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	3,595,000	3,743,294
Sr. Unsec. Notes, 7.88%, 09/01/2021	2,316,000	2,709,720
		40,020,382

Other Diversified Financial Services–0.65%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	3,177,000	3,339,821
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	3,753,000	3,870,282
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	1,316,000	1,383,445
		8,593,548

Packaged Foods & Meats–1.21%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,941,000	3,014,231
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	5,290,000	5,268,576
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	3,223,000	3,347,891
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	4,320,000	4,541,400
		16,172,098

	Principal Amount	Value

Paper Packaging–0.42%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	$1,230,000	$1,314,563
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	4,223,000	4,318,017
		5,632,580

Paper Products–1.17%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	4,187,000	4,197,467
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes, 6.50%, 02/01/2024	2,298,000	2,433,008
7.75%, 12/01/2022	1,655,000	1,756,369
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,099,000	2,133,109
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	5,041,000	4,998,706
		15,518,659

Pharmaceuticals–1.38%

Catalent Pharma Solutions, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2026(b)	891,000	904,365
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	1,705,550
Valeant Pharmaceuticals International, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	2,692,000	2,732,380
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	4,861,000	4,545,035
5.88%, 05/15/2023(b)	2,027,000	1,776,159
6.13%, 04/15/2025(b)	3,145,000	2,708,631
7.25%, 07/15/2022(b)	4,169,000	4,069,986
		18,442,106

Restaurants–0.54%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	4,934,000	5,236,208
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	1,846,000	1,893,811
		7,130,019

Security & Alarm Services–0.94%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	11,313,000	12,515,006

Semiconductor Equipment–0.15%

Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(b)	2,000,000	2,052,500

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Semiconductors–0.33%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	$4,137,000	$4,386,461

Specialized Consumer Services–0.69%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	9,193,725

Specialized Finance–2.24%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	3,288,000	3,600,360
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	1,313,000	1,445,941
Sr. Unsec. Notes, 5.00%, 04/01/2023	4,463,000	4,730,780
5.50%, 02/15/2022	1,274,000	1,377,513
CIT Group Inc.,
Sr. Unsec. Global Notes, 5.00%, 08/15/2022	6,748,000	7,228,795
5.00%, 08/01/2023	1,500,000	1,618,050
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,367,216
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	3,317,000	3,524,313
		29,892,968

Specialized REIT’s–0.28%

Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	3,056,000	3,217,357
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	479,000	504,147
		3,721,504

Specialty Chemicals–1.78%

Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	2,650,000	2,782,500
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,011,962
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	4,876,000	5,546,450
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	4,560,000	4,599,900
PQ Corp., Sr. Unsec. Gtd. Notes, 5.75%, 12/15/2025(b)	648,000	664,200
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	3,197,000	3,404,805
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	1,601,000	1,693,058
		23,702,875

	Principal Amount	Value

Steel–1.30%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	$3,058,000	$3,860,725
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	2,338,000	2,476,831
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	3,511,000	3,717,271
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	6,945,000	7,221,411
		17,276,238

Technology Distributors–0.29%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	3,674,000	3,857,700

Technology Hardware, Storage & Peripherals–2.09%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	4,026,000	4,327,950
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	9,441,000	10,247,457
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	4,348,000	4,690,405
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	7,395,000	8,601,309
		27,867,121

Trading Companies & Distributors–1.58%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	5,091,000	5,269,185
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	5,790,000	6,079,500
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	4,772,000	5,249,677
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	714,000	762,195
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	3,449,000	3,724,920
		21,085,477

Trucking–0.81%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	1,716,000	1,696,695

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Principal Amount	Value

Trucking–(continued)

Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	$1,312,000	$1,357,553
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	7,446,000	7,743,840
		10,798,088

Wireless Telecommunication Services–4.81%

Altice Financing S.A. (Luxembourg),
Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	3,310,000	3,467,225
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	3,244,000	3,333,210
Altice Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	1,203,000	1,102,249
7.75%, 05/15/2022(b)	5,344,000	5,110,200
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	3,387,000	3,437,805
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	666,000	672,660
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	1,736,000	1,801,100
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	3,000,000	3,660,000
Sprint Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	6,581,000	7,025,218
7.63%, 02/15/2025	1,335,000	1,421,108
7.88%, 09/15/2023	15,647,000	16,898,760
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	7,987,000	8,773,160
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	4,811,000	5,176,395
Wind Tre S.p.A. (Italy), Sr. Sec. Gtd. Notes, 5.00%, 01/20/2026(b)	2,200,000	2,115,542
		63,994,632
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,182,139,815)		1,210,867,766

	Shares

Exchange-Traded Funds–4.27%

iShares® 0-5 Year High Yield Corporate Bond ETF	593,000	28,031,110
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	1,035,000	28,710,900
Total Exchange-Traded Funds (Cost $57,349,010)		56,742,010

		Principal Amount	Value

Variable Rate Senior Loan Interests–0.99%(g)

Business Equipment & Services–0.45%

Itron, Inc., Bridge Loan, —%, 06/30/2018(c)(h)		$5,936,000	$5,936,000

Food & Drug Retailers–0.54%

Albertson’s LLC, Term Loan B-4, 4.10% (3 mo. USD LIBOR + 2.75%), 08/25/2021		7,373,520	7,177,679
Total Variable Rate Senior Loan Interests (Cost $13,019,033)			13,113,679

Non-U.S. Dollar Denominated Bonds & Notes–0.53%(i)

Food Retail–0.22%

Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 4.63%, 03/15/2025(b)	GBP	,350,000	3,020,264

Health Care Services–0.22%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	2,215,000	2,888,302

Paper Packaging–0.09%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Variable Rate Euro Notes, 5.30% (3 mo. EURIBOR + 5.63%), 03/09/2049(c)(e)(j)	EUR	4,100,000	1,171,255
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,666,545)			7,079,821

U.S. Treasury Bills–0.24%

1.05%, 02/01/2018(k)(l)		$90,000	89,825
1.10%, 02/01/2018(k)(l)		2,550,000	2,545,048
1.19%, 02/01/2018(k)(l)		575,000	573,884
Total U.S. Treasury Securities (Cost $3,208,808)			3,208,757

		Shares

Preferred Stock–0.07%

Specialized Finance–0.07%
CIT Group Inc., Series A, 5.80% Pfd. (Cost $935,000)		935,000	966,556

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust, Series ACC-1 (m)	4,846,549	$1,939
Adelphia Recovery Trust, Series Arahova (m)	2,211,702	2,433
		4,372

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (c)(n)	4,130,550	14,457

Integrated Telecommunication Services–0.00%

Ventelo, Inc. (United Kingdom) (Acquired 06/28/2002; Cost $0) (b)(c)(n)	73,021	0

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/2009; Cost $6,855,236)(b)(c)(n)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $9,361,768)		18,829

Money Market Funds–1.25%

Invesco Government & Agency Portfolio –Institutional Class, 0.98% (o)	5,834,979	5,834,979
Invesco Liquid Assets Portfolio –Institutional Class, 0.88% (o)	4,167,009	4,167,842
Invesco Treasury Portfolio –Institutional Class, 0.98% (o)	6,668,548	6,668,548
Total Money Market Funds (Cost $16,671,369)		16,671,369
TOTAL INVESTMENTS IN SECURITIES–98.28% (Cost $1,289,351,348)		1,308,668,787
OTHER ASSETS LESS LIABILITIES–1.72%		22,963,446
NET ASSETS–100.00%		$1,331,632,233

Investment Abbreviations:

Deb.	—Debentures
ETF	—Exchange-Traded Fund
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
Gtd.	—Guaranteed
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
PIK	—Pay-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
SPDR	—Standard & Poor’s Depositary Receipt
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $499,862,077, which represented 37.58% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2017 represented less than 1% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	This variable rate interest will settle after November 30, 2017, at which time the interest rate will be determined.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap contracts. See Note 1I.

(m)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(n)	Non-income producing security.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
02/28/2018	Barclays Bank PLC	EUR	894,256	USD	1,056,295	$(14,255)
02/28/2018	Barclays Bank PLC	GBP	2,327,044	USD	3,091,820	(65,720)
Total Forward Foreign Currency Contracts—Currency Risk						$(79,975)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
CDX North American High Yield Index, Series 28, Version 1	Sell	5.00%	Quarterly	06/20/2022	2.89%	$49,500,000	$3,212,940	$4,174,904	$ 961,964
CDX North American High Yield Index, Series 29, Version 1	Sell	5.00	Quarterly	12/20/2022	3.18	15,000,000	1,106,212	1,184,865	78,653
Total Centrally Cleared Credit Default Swap Agreements—Credit Risk							$4,319,152	$5,359,769	$1,040,617

(a)	Implied credit spreads represent the current level, as of November 30, 2017, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                         Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco High Yield Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations

Invesco High Yield Fund

G.	Call Options Purchased and Written – (continued)

as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease

Invesco High Yield Fund

I.	Swap Agreements – (continued)

paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower

Invesco High Yield Fund

J	Other Risks – (continued)

and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,210,867,766	$—	$1,210,867,766
Exchange-Traded Funds	56,742,010	—	—	56,742,010
Variable Rate Senior Loan Interests	—	7,177,679	5,936,000	13,113,679
Non-U.S. Dollar Denominated Bonds & Notes	—	5,908,566	1,171,255	7,079,821
U.S. Treasury Bills	—	3,208,757	—	3,208,757
Preferred Stock	—	966,556	—	966,556
Common Stocks & Other Equity Interests	4,372	—	14,457	18,829
Money Market Funds	16,671,369	—	—	16,671,369
Investments Matured	—	—	52	52
	73,417,751	1,228,129,324	7,121,764	1,308,668,839
Forward Foreign Currency Contracts*	—	(79,975)	—	(79,975)
Swap Agreements*	—	1,040,617	—	1,040,617
Total Investments	$73,417,751	$1,229,089,966	$7,121,764	$1,309,629,481

  *Unrealized appreciation (depreciation).

Invesco High Yield Fund

NOTE 3 — Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Senior Loan Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Senior Loan Portfolio for the nine months ended November 30, 2017.

	Value 02/28/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2017	Dividend Income
PowerShares Senior Loan Portfolio(a)	$25,005,900	$—	$(24,839,192)	$(112,048)	$(54,660)	$—	$234,862

(a)	As of November 30, 2017, this security is no longer held by the Fund.

NOTE 4 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Wells Fargo Bank, N.A.	$5,936,000	$5,936,000

Invesco High Yield Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	REA-QTR-1	11/17	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.84%

Apartments–10.71%

American Campus Communities, Inc.	377,076	$15,980,481
AvalonBay Communities, Inc.	164,879	29,897,509
Education Realty Trust, Inc.	478,447	17,496,807
Equity Residential	977,837	65,339,068
Essex Property Trust, Inc.	153,216	37,842,820
Mid-America Apartment Communities, Inc.	103,847	10,638,087
		177,194,772

Data Centres–7.98%

CyrusOne Inc.	218,652	13,285,296
Digital Realty Trust, Inc.	87,240	10,180,908
Equinix, Inc.	184,643	85,764,827
QTS Realty Trust, Inc. -Class A	410,798	22,865,017
		132,096,048

Diversified–3.28%

BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)(d)	3,547,941	0
Vornado Realty Trust	512,977	39,817,275
Washington REIT	447,461	14,461,939
		54,279,214

Freestanding–2.56%

National Retail Properties, Inc.	424,586	17,437,747
Realty Income Corp.	450,019	24,886,051
		42,323,798

Health Care–7.62%

HCP, Inc.	520,448	13,760,645
Healthcare Realty Trust, Inc.	1,090,855	35,747,318
National Health Investors, Inc.	220,907	17,230,746
Physicians Realty Trust	328,245	5,865,738
Ventas, Inc.	360,943	23,103,962
Welltower Inc.	449,663	30,334,266
		126,042,675

Industrial/Office: Industrial–7.11%

Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $20,133)(b)(c)(d)(e)	6,533	185,727
EastGroup Properties, Inc.	68,774	6,470,258
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(c)(d)(e)	4,185,000	425,676
Liberty Property Trust	792,880	35,584,454
Prologis, Inc.	996,085	65,970,710
Terreno Realty Corp.	240,553	9,044,793
		117,681,618

Industrial/Office: Office–11.86%

Alexandria Real Estate Equities, Inc.	22,002	2,795,574
Boston Properties, Inc.	496,551	62,257,564

	Shares	Value

Industrial/Office: Office–(continued)

Brandywine Realty Trust	842,156	$14,510,348
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429)(b)(c)(d)(e)	4,646,429	402,585
Columbia Property Trust, Inc.	512,081	11,660,084
Cousins Properties, Inc.	2,133,715	19,139,424
Hudson Pacific Properties Inc.	1,236,415	44,053,467
Kilroy Realty Corp.	203,903	15,370,208
Paramount Group, Inc.	767,907	12,417,056
SL Green Realty Corp.	133,982	13,696,980
		196,303,290

Infrastructure–15.02%

American Tower Corp. -Class A	862,684	124,166,108
Crown Castle International Corp.	807,552	91,253,376
SBA Communications Corp. -Class A (d)	195,149	33,126,543
		248,546,027

Lodging-Resorts–5.37%

Apple Hospitality REIT, Inc.	972,448	18,943,287
Hilton Worldwide Holdings Inc.	179,079	13,889,367
Host Hotels & Resorts Inc.	1,199,384	23,735,809
Park Hotels & Resorts Inc.	738,132	21,553,454
Pebblebrook Hotel Trust	279,903	10,767,869
		88,889,786

Manufactured Homes–1.67%

Sun Communities, Inc.	296,907	27,630,165

Regional Malls–8.16%

GGP Inc.	1,124,708	26,430,638
Macerich Co. (The)	396,534	25,675,576
Simon Property Group, Inc.	512,041	82,822,632
		134,928,846

Self Storage Facilities–5.28%

Extra Space Storage Inc.	257,278	21,961,250
Public Storage	307,012	65,430,398
		87,391,648

Shopping Centers–5.47%

Acadia Realty Trust	364,080	10,205,162
Brixmor Property Group, Inc.	851,893	15,393,707
Federal Realty Investment Trust	258,569	34,185,407
Kimco Realty Corp.	165,551	3,066,005
Regency Centers Corp.	208,986	14,171,341
Retail Opportunity Investments Corp.	692,781	13,557,724
		90,579,346

Single Family Homes–2.01%

American Homes 4 Rent -Class A	922,951	19,824,987
Invitation Homes Inc.	569,090	13,402,070
		33,227,057

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Specialty Properties–1.34%

Iron Mountain Inc.	196,045	$8,012,359
Lamar Advertising Co. -Class A	188,815	14,204,553
		22,216,912

Timber REIT’S–3.40%

Rayonier Inc.	207,992	6,562,148
Weyerhaeuser Co.	1,402,265	49,612,136
		56,174,284
Total Common Stocks & Other Equity Interests (Cost $1,255,910,070)		1,635,505,486

	Shares	Value

Money Market Funds–1.27%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (f)	7,329,955	$7,329,955
Invesco Liquid Assets Portfolio – Institutional Class, 0.88% (f)	5,234,635	5,235,682
Invesco Treasury Portfolio – Institutional Class, 0.98% (f)	8,377,092	8,377,092
Total Money Market Funds (Cost $20,942,729)		20,942,729

TOTAL INVESTMENTS IN SECURITIES–100.11% (Cost $1,276,852,799)		1,656,448,215

OTHER ASSETS LESS LIABILITIES–(0.11)%		(1,745,031)

NET ASSETS–100.00%		$1,654,703,184

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $1,013,988, which represented less than 1% of the Fund’s Net Assets.

(d)	Non-income producing security.

(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership

Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Real Estate Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Real Estate Fund

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,634,491,498	$—	$1,013,988	$1,635,505,486
Money Market Funds	20,942,729	—	—	20,942,729
Total Investments	$1,655,434,227	$—	$1,013,988	$1,656,448,215

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	SDIP-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.79%

U.S. Treasury Inflation - Indexed Notes–99.79%(a)

U.S. Treasury Inflation - Indexed Notes	2.13%	01/15/2019	$30,738	$31,370,280
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2019	95,719	95,327,167
U.S. Treasury Inflation - Indexed Notes	1.88%	07/15/2019	31,709	32,681,140
U.S. Treasury Inflation - Indexed Notes	1.38%	01/15/2020	39,275	40,271,397
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2020	95,768	95,342,351
U.S. Treasury Inflation - Indexed Notes	1.25%	07/15/2020	66,132	68,208,473
U.S. Treasury Inflation - Indexed Notes	1.13%	01/15/2021	75,098	77,252,002
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2021	84,734	84,163,495
U.S. Treasury Inflation - Indexed Notes	0.63%	07/15/2021	71,198	72,432,345
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2022	81,348	80,863,067
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2022	56,156	55,641,786
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2022	79,965	79,603,412

TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $828,604,753)				813,156,915

OTHER ASSETS LESS LIABILITIES–0.21%				1,724,637

NET ASSETS–100.00%				$814,881,552

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1C.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Short Duration Inflation Protected Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	STB-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–69.78%

Aerospace & Defense–2.26%

Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	$4,286,000	$4,280,763
Northrop Grumman Corp., Sr. Unsec. Global Notes, 2.08%, 10/15/2020	13,957,000	13,850,116
Rockwell Collins, Inc.,
Sr. Unsec. Notes, 1.95%, 07/15/2019	3,499,000	3,487,431
2.80%, 03/15/2022	5,414,000	5,439,963
United Technologies Corp., Sr. Unsec. Notes, 8.88%, 11/15/2019	7,000,000	7,868,904
		34,927,177

Agricultural Products–0.00%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/2019	11,000	11,991

Air Freight & Logistics–0.32%
Adani Abbot Point Terminal Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	4,922,000	4,890,548

Airlines–3.38%
American Airlines Pass Through Trust,
Series 2011-1, Class B,
Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	92,218	93,647
Series 2013-2, Class A,
Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,072,335	1,143,378
Series 2015-2, Class B,
Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	1,893,707	1,948,908
Series 2016-3, Class B,
Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	2,913,000	2,890,129
Series 2017-2, Class B,
Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	3,020,000	3,002,916
Continental Airlines Pass Through Trust,
Series 2009-2, Class A,
Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	2,740,918	2,980,091
Series 2010-1, Class B,
Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	394,340	404,198
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	2,485,674	2,597,529
Delta Air Lines, Inc.,
Sr. Unsec. Global Notes, 2.88%, 03/13/2020	15,951,000	16,068,476
3.63%, 03/15/2022	4,138,000	4,225,956

	Principal Amount	Value

Airlines–(continued)
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	$5,039,883	$5,390,155
United Airlines Pass Through Trust, Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	3,482,000	3,454,019
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(b)	1,497,476	1,559,996
WestJet Airlines Ltd. (Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	6,400,000	6,480,513
		52,239,911

Apparel Retail–0.45%
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/2019	604,000	659,115
5.63%, 02/15/2022	5,808,000	6,282,514
		6,941,629

Asset Management & Custody Banks–0.18%
Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,788,937

Automobile Manufacturers–4.85%
BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,492,254
Daimler Finance North America LLC (Germany),
Sr. Unsec. Gtd. Notes, 1.65%, 03/02/2018(b)	2,026,000	2,025,463
2.00%, 08/03/2018(b)	9,104,000	9,109,878
1.50%, 07/05/2019(b)	7,275,000	7,190,635
Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 2.55%, 10/05/2018	3,000,000	3,014,394
2.02%, 05/03/2019	6,035,000	6,006,631
2.60%, 11/04/2019	1,438,000	1,443,778
2.68%, 01/09/2020	4,590,000	4,604,571
Sr. Unsec. Notes, 5.00%, 05/15/2018	337,000	341,672
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	13,384,000	13,542,080
General Motors Financial Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 05/09/2019	4,999,000	5,001,339
3.20%, 07/06/2021	2,613,000	2,646,202
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,263,000	2,291,817

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Automobile Manufacturers–(continued)
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	$5,644,000	$5,778,045
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 1.55%, 10/18/2019	5,632,000	5,588,179
		75,076,938

Automotive Retail–0.21%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,315,615
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	983,067
		3,298,682

Biotechnology–0.99%
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,256,066
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 1.85%, 09/20/2019	4,567,000	4,546,326
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 1.90%, 09/23/2019	7,539,000	7,469,760
		15,272,152

Brewers–1.44%
Anheuser-Busch InBev Worldwide Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	16,281,000	17,724,799
3.75%, 01/15/2022	4,344,000	4,537,436
		22,262,235

Cable & Satellite–1.38%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec. Gtd. First Lien Global Notes, 3.58%, 07/23/2020	19,795,000	20,129,888
CSC Holdings LLC, Sr. Unsec. Deb., 7.63%, 07/15/2018	411,000	420,247
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 3.88%, 08/01/2022(b)	847,000	857,757
		21,407,892

Communications Equipment–0.32%
Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	5,002,984

Consumer Finance–0.17%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 09/10/2018	470,000	478,225
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 1.80%, 07/31/2018	2,093,000	2,092,707
		2,570,932

	Principal Amount	Value

Data Processing & Outsourced Services–0.20%
Visa Inc., Sr. Unsec. Global Notes, 2.20%, 12/14/2020	$3,172,000	$3,171,484

Distillers & Vintners–1.16%
Constellation Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 2.00%, 11/07/2019	5,133,000	5,106,937
2.25%, 11/06/2020	13,000,000	12,917,882
		18,024,819

Diversified Banks–3.35%
Bank of America Corp., Sr. Unsec. Medium-Term Notes, 5.63%, 07/01/2020	590,000	636,755
Bank of America, N.A., Sr. Unsec. Notes, 1.65%, 03/26/2018	2,090,000	2,090,932
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,267,807
Citigroup Inc.,
Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,530,423
Series N,
Jr. Unsec. Sub. Global Notes, 5.80%(c)	4,637,000	4,815,756
DNB Boligkreditt AS (Norway), Sr. Sec. Mortgage Notes, 1.45%, 03/21/2018(b)	3,022,000	3,018,709
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	5,000,000	5,103,750
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec. Notes, 2.96%, 11/08/2022	905,000	900,736
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(c)	3,735,000	3,883,653
JPMorgan Chase & Co.,
Sr. Unsec. Medium-Term Floating Rate Notes, 1.83% (3 mo. USD LIBOR + 0.51%), 03/01/2018 (d)	2,121,000	2,123,249
Series I,
Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,000,000	4,077,000
Series V,
Jr. Unsec. Sub. Global Notes, 5.00%(c)	1,390,000	1,428,225
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,140,000	3,226,350
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,721,627

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 2.10%, 08/19/2019(b)	$1,373,000	$1,365,651
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 2.13%, 04/22/2019	3,541,000	3,542,069
Series K,
Jr. Unsec. Sub. Global Notes, 7.98%(c)	4,000,000	4,067,400
		51,800,092

Diversified Capital Markets–0.59%

Credit Suisse Group AG (Switzerland), Sr. Unsec. Notes, 3.57%, 01/09/2023(b)	6,700,000	6,828,444
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,284,307
		9,112,751

Diversified Chemicals–0.43%

E. I. du Pont de Nemours and Co., Sr. Unsec. Notes, 2.20%, 05/01/2020	6,667,000	6,655,075

Drug Retail–0.14%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 2.70%, 11/18/2019	2,221,000	2,237,614

Electric Utilities–1.76%

Exelon Corp.,
Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	4,688,000	4,802,909
Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,327,899
FirstEnergy Corp., Series A, Sr. Unsec. Global Notes, 2.85%, 07/15/2022	1,579,000	1,569,991
Georgia Power Co.,
Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	5,998,768
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,792,012
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,718,192
		27,209,771

Financial Exchanges & Data–0.14%

Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,167,164

Food Retail–0.58%

Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 2.70%, 07/26/2022(b)	2,904,000	2,873,534
Kroger Co. (The), Sr. Unsec. Medium-Term Global Notes, 1.50%, 09/30/2019	6,160,000	6,081,895
		8,955,429

	Principal Amount	Value

Gas Utilities–0.78%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	$5,212,000	$5,236,049
Midcontinent Express Pipeline LLC, Sr. Unsec. Notes, 6.70%, 09/15/2019(b)	6,500,000	6,816,875
		12,052,924

General Merchandise Stores–0.46%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,239,933
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,599,000	4,834,699
		7,074,632

Health Care Distributors–0.75%

Cardinal Health, Inc.,
Sr. Unsec. Global Notes, 1.95%, 06/14/2019	5,000,000	4,975,076
2.62%, 06/15/2022	4,999,000	4,915,408
McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	1,670,000	1,668,948
		11,559,432

Health Care Equipment–2.95%

Abbott Laboratories,
Sr. Unsec. Global Notes, 2.35%, 11/22/2019	10,726,000	10,743,790
2.90%, 11/30/2021	7,143,000	7,190,302
Becton, Dickinson and Co.,
Sr. Unsec. Notes, 2.13%, 06/06/2019	10,227,000	10,198,341
2.40%, 06/05/2020	5,358,000	5,326,925
2.89%, 06/06/2022	3,221,000	3,201,184
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	4,313,000	4,307,756
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,635,484
		45,603,782

Health Care Facilities–0.11%

HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	430,000	462,788
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,306,512
		1,769,300

Health Care Services–0.33%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	2,815,000	2,813,357
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,245,981
		5,059,338

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Homebuilding–0.10%

D.R. Horton, Inc., Sr. Unsec. Gtd. Global Notes, 2.55%, 12/01/2020	$1,567,000	$1,566,021

Hotels, Resorts & Cruise Lines–0.15%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.50%, 03/01/2018	2,385,000	2,386,907

Household Appliances–0.19%

Reckitt Benckiser Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 2.38%, 06/24/2022(b)	3,066,000	3,002,725

Household Products–0.90%

Reynolds Group Issuer Inc. /LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	13,749,000	13,998,201

Housewares & Specialties–0.12%

Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	1,926,000	1,933,797

Hypermarkets & Super Centers–0.76%

Costco Wholesale Corp.,
Sr. Unsec. Global Bonds, 2.30%, 05/18/2022	5,306,000	5,284,026
Sr. Unsec. Global Notes, 2.15%, 05/18/2021	6,500,000	6,471,778
		11,755,804

Industrial Conglomerates–0.24%

General Electric Co., Series D, Jr. Unsec. Sub. Global Notes, 5.00%(c)	3,643,000	3,729,521

Industrial Machinery–0.32%

Pentair Finance S.a.r.l. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	4,902,000	4,930,595

Integrated Oil & Gas–0.85%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 2.52%, 09/19/2022	4,000,000	3,982,919
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	8,612,000	9,227,758
		13,210,677

Integrated Telecommunication Services–1.36%

AT&T Inc.,
Sr. Unsec. Global Notes, 2.45%, 06/30/2020	7,024,000	7,019,076
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,404,970

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	$210,000	$227,406
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 1.75%, 08/15/2021	4,348,000	4,229,936
2.95%, 03/15/2022	8,053,000	8,107,114
		20,988,502

Internet & Direct Marketing Retail–0.99%

Amazon.com, Inc.,
Sr. Unsec. Global Notes, 2.60%, 12/05/2019	7,072,000	7,157,902
Sr. Unsec. Notes, 1.90%, 08/21/2020(b)	5,199,000	5,168,401
2.40%, 02/22/2023(b)	3,082,000	3,048,075
		15,374,378

Internet Software & Services–0.13%

Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	2,026,000	2,055,290

Investment Banking & Brokerage–2.38%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	5,040,286
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Floating Rate Notes, 2.52% (3 mo. USD LIBOR + 1.16%), 04/23/2020 (d)	2,092,000	2,125,586
Sr. Unsec. Global Notes, 2.30%, 12/13/2019	10,000,000	9,990,344
Series L,
Jr. Unsec. Sub. Notes, 5.70%(c)	4,952,000	5,100,808
Morgan Stanley,
Sr. Unsec. Global Notes, 1.88%, 01/05/2018	10,967,000	10,969,541
Series F,
Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/2017	2,521,000	2,528,238
5.63%, 09/23/2019	348,000	368,016
Sr. Unsec. Medium-Term Notes, 5.50%, 07/24/2020	638,000	686,264
		36,809,083

IT Consulting & Other Services–0.65%

DXC Technology Co., Sr. Unsec. Floating Rate Notes, 2.26% (3 mo. USD LIBOR + 0.95%), 03/01/2021(d)	10,000,000	10,037,546

Life & Health Insurance–2.62%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	8,052,805
MetLife, Inc., Sr. Unsec. Global Notes, 1.76%, 12/15/2017	3,081,000	3,081,240

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Metropolitan Life Global Funding I, Sr. Sec. Notes, 1.75%, 09/19/2019(b)	$3,530,000	$3,498,381
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	373,497
Nuveen Finance LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,065,439
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	5,976,280
Principal Life Global Funding II, Sec. Notes, 2.15%, 01/10/2020(b)	4,620,000	4,609,765
Protective Life Global Funding, Sec. Notes, 2.16%, 09/25/2020(b)	5,000,000	4,951,421
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,013,790
		40,622,618

Life Sciences Tools & Services–0.32%

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,009,341

Managed Health Care–0.20%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,032,402
UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	2,000,000	1,995,055
		3,027,457

Multi-Line Insurance–0.46%

AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	7,047,000	7,046,199

Multi-Utilities–0.06%

Dominion Energy, Inc., Jr. Unsec. Sub. Notes, 2.58%, 07/01/2020	867,000	868,079

Office Services & Supplies–0.23%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.63%, 09/15/2020	3,630,000	3,611,850

Oil & Gas Equipment & Services–0.58%

Schlumberger Holdings Corp.,
Sr. Unsec. Notes, 1.90%, 12/21/2017(b)	5,000,000	5,000,569
2.35%, 12/21/2018(b)	3,951,000	3,967,904
		8,968,473

Oil & Gas Exploration & Production–2.60%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 8.70%, 03/15/2019	1,237,000	1,332,959
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	4,565,000	4,764,719

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Bonds, 5.20%, 09/01/2020	$602,000	$645,162
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,124,442
Series B,
Jr. Unsec. Sub. Gtd. Notes, 7.03%, 01/15/2068	4,230,000	4,272,300
Series D,
Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	11,393,000	11,393,000
EQT Corp., Sr. Unsec. Global Notes, 2.50%, 10/01/2020	3,000,000	2,989,425
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2021	6,947,000	7,132,406
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.88%, 05/01/2018	6,495,000	6,622,377
		40,276,790

Oil & Gas Storage & Transportation–5.87%

Andeavor Logistics LP/ Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Bonds, 3.50%, 12/01/2022	1,331,000	1,331,628
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 2.90%, 07/15/2022	2,119,000	2,109,190
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	18,388,000	18,146,657
Kinder Morgan Energy Partners, L.P.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,084,429
Sr. Unsec. Gtd. Notes, 5.95%, 02/15/2018	16,600,000	16,733,909
MPLX LP,
Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	5,881,000	6,231,182
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	19,696,000	20,287,690
NGPL PipeCo. LLC, Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	1,201,000	1,235,529
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,578,138
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	14,996,000	14,864,785
Western Gas Partners, LP, Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,355,963
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,904,257
		90,863,357

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–0.62%

Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(b)	$1,152,800	$1,189,517
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	2,775,000	2,768,890
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,000,662
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	1,823,000	1,916,429
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	1,743,000	1,745,972
		9,621,470

Packaged Foods & Meats–0.88%

Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,264,138
Smithfield Foods, Inc., Sr. Unsec. Gtd. Notes, 2.70%, 01/31/2020(b)	8,000,000	7,975,993
Tyson Foods, Inc., Sr. Unsec. Notes, 2.25%, 08/23/2021	4,500,000	4,433,089
		13,673,220
Pharmaceuticals–1.54%

Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	819,000	818,513
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 2.50%, 06/07/2019	7,000,000	6,997,232
Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
Sr. Unsec. Gtd. Global Notes, 1.40%, 07/20/2018	9,500,000	9,415,124
1.70%, 07/19/2019	6,780,000	6,567,316
		23,798,185

Property & Casualty Insurance–0.57%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,792,109

Regional Banks–1.73%

BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,252,900
Branch Banking & Trust Co., Sr. Unsec. Notes, 2.30%, 10/15/2018	10,000,000	10,033,779
CIT Group Inc., Sr. Unsec. Notes, 5.50%, 02/15/2019(b)	550,000	572,935
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(c)	3,900,000	4,065,750
Fifth Third Bank, Sr. Unsec. Notes, 1.63%, 09/27/2019	6,000,000	5,937,967

	Principal Amount	Value

Regional Banks–(continued)

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	$750,000	$867,542
KeyBank N.A., Sr. Unsec. Bonds, 2.50%, 11/22/2021	4,023,000	4,015,904
		26,746,777

Restaurants–0.66%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	10,020,000	10,270,500

Retail REIT’s–0.23%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,499,567

Semiconductors–2.32%

Analog Devices, Inc., Sr. Unsec. Global Notes, 2.50%, 12/05/2021	4,825,000	4,799,324
Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes, 2.00%, 11/29/2019	7,980,000	7,974,792
NXP B.V./NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 4.13%, 06/15/2020(b)	9,508,000	9,796,211
4.13%, 06/01/2021(b)	5,000,000	5,153,100
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	8,204,000	8,185,620
		35,909,047

Sovereign Debt–0.68%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	10,044,000	10,501,002

Specialized Finance–0.58%

Air Lease Corp., Sr. Unsec. Global Notes, 2.13%, 01/15/2020	3,875,000	3,854,622
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,324,367
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	811,000	847,318
		9,026,307

Specialized REIT’s–0.32%

American Tower Corp.,
Sr. Unsec. Global Notes, 2.80%, 06/01/2020	762,000	769,061
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,411,901
Crown Castle Towers LLC,
Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	953,450
4.88%, 08/15/2020(b)	245,000	257,929
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	556,901
		4,949,242

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Specialty Chemicals–0.56%
Sherwin-Williams Co. (The),
Sr. Unsec. Global Notes, 2.25%, 05/15/2020	$3,186,000	$3,173,653
2.75%, 06/01/2022	5,456,000	5,428,418
		8,602,071

Steel–0.57%
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	8,507,000	8,751,576

Systems Software–0.66%
VMware, Inc.,
Sr. Unsec. Global Notes, 2.30%, 08/21/2020	6,705,000	6,662,081
2.95%, 08/21/2022	3,604,000	3,586,852
		10,248,933

Technology Distributors–0.36%
Tech Data Corp., Sr. Unsec. Global Bonds, 3.70%, 02/15/2022	5,580,000	5,604,688

Technology Hardware, Storage & Peripherals–2.05%
Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	5,155,000	5,099,702
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 2.20%, 01/15/2021(b)	15,000,000	14,625,922
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 3.48%, 06/01/2019(b)	6,878,000	6,968,896
Hewlett Packard Enterprise Co., Sr. Unsec. Notes, 2.10%, 10/04/2019(b)	5,000,000	4,967,511
		31,662,031

Tobacco–1.98%
BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.30%, 08/14/2020(b)	5,676,000	5,649,849
2.76%, 08/15/2022(b)	9,395,000	9,326,864
Philip Morris International Inc., Sr. Unsec. Global Notes, 1.88%, 11/01/2019	8,892,000	8,853,275
2.50%, 11/02/2022	6,837,000	6,764,738
		30,594,726

Trucking–0.36%
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	3,192,000	3,213,546
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,417,953
		5,631,499

	Principal Amount	Value

Wireless Telecommunication Services–1.35%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/30/2020	$1,841,000	$1,948,291
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	927,000	980,303
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	17,703,000	17,885,341
		20,813,935
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,078,504,880)		1,079,915,711

Asset-Backed Securities–17.88%

Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(e)	3,798,609	3,789,319
Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(b)(e)	3,095,550	3,095,519
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class X, Floating Rate Pass Through Ctfs., 2.55% (3 mo. USD LIBOR + 1.20%), 01/17/2028(b)(d)	2,343,750	2,352,830
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Variable Rate Pass Through Ctfs., 3.69%, 05/25/2034(e)	72,906	73,652
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.24% (1 mo. USD LIBOR + 3.00%), 05/15/2032(b)(d)	4,080,000	4,097,780
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 3.21%, 08/25/2033(e)	157,968	157,734
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.91%, 04/12/2038(b)(e)	605,488	607,909
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.83% (3 mo. USD LIBOR + 1.35%), 11/30/2026(b)(d)	7,083,333	7,116,520

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value
BX Trust, Series 2017-SLCT, Class A, Floating Rate Pass Through Ctfs., 2.17% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(d)	$6,603,000	$6,634,444
Canyon Capital CLO Ltd., Series 2006-1A, Class A2, Floating Rate Pass Through Ctfs., 1.59% (3 mo. USD LIBOR + 0.27%), 12/15/2020(b)(d)	11,311,149	11,305,907
Carlyle Global Market Strategies CLO Ltd, Series 2014-1A, Class AR, Floating Rate Pass Through Ctfs., 2.65% (3 mo. USD LIBOR + 1.30%), 04/17/2025(b)(d)	10,000,000	10,018,721
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.80% (3 mo. USD LIBOR + 1.41%), 11/07/2026(b)(d)	7,715,000	7,777,359
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class C, Floating Rate Pass Through Ctfs., 2.35% (1 mo. USD LIBOR + 1.10%), 05/15/2030 (b)(d)	5,930,000	5,932,160
Series 2017-BIO, Class D, Floating Rate Pass Through Ctfs., 2.95% (1 mo. USD LIBOR + 1.70%), 05/15/2030 (b)(d)	5,300,000	5,302,142
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.04% (1 mo. USD LIBOR + 0.79%), 07/15/2028 (b)(d)	6,125,000	6,139,649
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.30% (1 mo. USD LIBOR + 1.05%), 07/15/2028 (b)(d)	3,950,000	3,959,349
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 2.85% (1 mo. USD LIBOR + 1.60%), 07/15/2028 (b)(d)	2,413,000	2,414,436
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.33%, 08/25/2034(e)	354,839	346,053
Cold Storage Trust, Series 2017-ICE3, Class A, Floating Rate Pass Through Ctfs., 2.25% (1 mo. USD LIBOR + 1.00%), 04/15/2036(b)(d)	15,000,000	15,064,872
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(e)	4,557,596	4,572,142
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.29% (1 mo. USD LIBOR + 1.05%), 06/08/2030(b)(d)	3,976,042	3,979,458
Series 2017-DLTA, Class A, Floating Rate Pass Through Ctfs., 2.10% (1 mo. USD LIBOR 0.85%), 08/15/2032(b)(d)	10,730,000	10,758,218

	Principal Amount	Value
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 1.60% (1 mo. USD LIBOR + 0.27%), 06/25/2034(d)	$1,076,236	$1,080,440
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	7,675,943	7,819,667
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.61%, 06/25/2047(b)(e)	885,963	880,316
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.71%, 06/25/2047(b)(e)	964,589	959,186
Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(b)(e)	5,100,761	5,113,244
Series 2017-3A, Class A2, Variable Rate Pass Through Ctfs., 2.71%, 10/25/2047(b)(e)	2,003,802	2,003,790
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 2.80% (1 mo. USD LIBOR + 1.55%), 02/15/2027(b)(d)	5,000,000	5,009,098
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	2,687,186	2,713,196
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(b)	7,000,000	7,019,354
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1BR, Pass Through Ctfs., 2.97%, 01/25/2027(b)	9,153,000	9,133,264
Invitation Homes Trust, Series 2017-SFR2, Class A, Floating Rate Pass Through Ctfs., 2.10% (1 mo. USD LIBOR + 0.85%), 12/17/2036 (b)(d)	2,754,000	2,768,882
Series 2017-SFR2, Class B, Floating Rate Pass Through Ctfs., 2.40% (1 mo. USD LIBOR + 1.15%), 12/17/2036 (b)(d)	1,441,000	1,452,359
Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 2.70% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	2,758,000	2,781,321
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 3.05% (1 mo. USD LIBOR + 1.80%), 12/17/2036 (b)(d)	2,105,000	2,126,693
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, Pass Through Ctfs., 3.61%, 07/30/2047(b)	7,376,642	7,440,937

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, Variable Rate Pass Through Ctfs., 4.84%, 07/15/2041(b)(e)	$379,708	$380,182
Series 2013-C16, Class A2, Pass Through Ctfs., 3.07%, 12/15/2046	2,796,364	2,816,845
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, Pass Through Ctfs., 2.98%, 11/15/2045	1,841,147	1,853,286
Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	3,316,008	3,347,227
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,631,269	1,651,461
Katonah CLO Ltd., Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.86% (3 mo. USD LIBOR + 1.50%), 04/23/2022(b)(d)	1,484,323	1,489,584
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	804,028	802,810
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.30%, 11/25/2035(e)	1,357,172	1,368,150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,606,406	2,644,142
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,721,629
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(e)	2,016,177	2,016,211
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 1.95% (1 mo. USD LIBOR + 0.70%), 11/15/2034 (b)(d)	8,028,000	8,043,052
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 2.10% (1 mo. USD LIBOR + 0.85%), 11/15/2034 (b)(d)	3,944,000	3,951,395
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 2.25% (1 mo. USD LIBOR + 1.00%), 11/15/2034 (b)(d)	2,676,000	2,681,017
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class AR, Floating Rate Pass Through Ctfs., 2.55% (3 mo. USD LIBOR + 1.23%), 09/15/2025(b)(d)	2,750,000	2,758,659

	Principal Amount	Value
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.85% (3 mo. USD LIBOR + 1.40%), 11/22/2025(b)(d)	$3,206,486	$3,229,507
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.96% (1 mo. USD LIBOR + 2.70%), 07/14/2034(b)(d)	4,181,000	4,187,554
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 3.03%, 10/25/2035(b)(e)	1,369,773	1,381,313
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, Floating Rate Pass Through Ctfs., 2.53% (3 mo. USD LIBOR + 1.16%), 10/25/2026(b)(d)	7,800,000	7,804,569
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/2043(e)	2,293,427	2,190,441
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(e)	1,930,841	1,889,048
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/2043(e)	3,140,293	3,124,101
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/2043(e)	2,038,128	2,032,077
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 3.75% (1 mo. USD LIBOR + 2.50%), 11/15/2027(b)(d)	5,000,000	4,846,717
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.22% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	7,700,000	7,765,425
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.73% (3 mo. USD LIBOR + 0.38%), 04/18/2022(b)(d)	1,305,505	1,308,004
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.74% (3 mo. USD LIBOR + 0.42%), 10/25/2020(b)(d)	2,748,718	2,755,021
Towd Point Mortgage Trust, Series 2016-3, Class A1, Variable Rate Pass Through Ctfs., 2.25%, 04/25/2056(b)(e)	2,246,683	2,234,850
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(e)	7,499,649	7,518,350

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(e)	$1,852,532	$1,865,483
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 3.23%, 08/25/2033(e)	736,938	747,832
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471	1,490,465
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.48%, 07/25/2034(e)	423,128	426,385
Series 2004-S, Class A1,
Variable Rate Pass Through Ctfs., 3.51%, 09/25/2034(e)	112,722	115,451
Series 2004-Z, Class 2A1,
Variable Rate Pass Through Ctfs., 3.69%, 12/25/2034(e)	295,562	301,725
WFRBS Commercial Mortgage Trust,
IO, Series 2012-C6, Class XA,
Variable Rate Pass Through Ctfs., 2.28%, 04/15/2045(b)(e)	2,269,432	155,404
IO, Series 2012-C10, Class XA,
Variable Rate Pass Through Ctfs., 1.75%, 12/15/2045(b)(e)	3,851,490	241,765
Series 2013-C16, Class B,
Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(e)	4,500,000	4,858,250
Series 2014-C24, Class A2,
Pass Through Ctfs., 2.86%, 11/15/2047	1,948,461	1,963,946
Total Asset-Backed Securities (Cost $276,433,952)		276,757,253

U.S. Treasury Securities–5.52%

U.S. Treasury Bills–0.04%

1.10%, 02/01/2018(f)(g)	640,000	638,757
1.11%, 02/01/2018(f)(g)	60,000	59,884
		698,641

U.S. Treasury Notes–5.48%

1.50%, 10/31/2019	71,630,600	71,241,667
1.75%, 11/15/2020	8,951,200	8,913,262
2.00%, 10/31/2022	4,635,400	4,606,248
		84,761,177
Total U.S. Treasury Securities (Cost $85,784,039)		85,459,818

	Shares	Value
Preferred Stocks–0.38%

Investment Banking & Brokerage–0.18%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,849,700

Regional Banks–0.14%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,136,750

Reinsurance–0.06%
Reinsurance Group of America, Inc., 6.20% Pfd.	33,000	910,800
Total Preferred Stocks (Cost $5,325,000)		5,897,250
	Principal Amount

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.37%

Collateralized Mortgage Obligations–0.02%

Fannie Mae REMICs, 1.78% (1 mo. USD LIBOR + 0.45%), 02/25/2047(d)	$109,982	108,765
Freddie Mac REMICs, 7.50%, 09/15/2029	147,273	168,881
2.25% (1 mo. USD LIBOR + 1.00%), 12/15/2031 (d)	37,099	38,025
2.20% (1 mo. USD LIBOR + 0.95%), 01/15/2032 (d)	21,505	22,102
		337,773

Federal Home Loan Mortgage Corp. (FHLMC)–0.07%

Pass Through Ctfs., 6.00%, 03/01/2023	165,345	173,831
8.50%, 05/01/2024 to 08/17/2026	172,925	186,980
7.00%, 10/25/2024 to 10/01/2034	529,341	581,837
6.50%, 12/01/2035	42,468	47,029
Pass Through Ctfs., ARM, 2.98% (6 mo. USD LIBOR + 1.60%), 07/01/2036 (d)	60,998	63,435
3.72% (1 yr. USD LIBOR + 2.07%), 02/01/2037 (d)	16,236	17,286
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038 (d)	44,487	47,362
		1,117,760

See accompanying notes which are an integral part of this schedule.

                                         Invesco Short Term Bond Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.20%

Pass Through Ctfs.,
6.50%, 06/01/2019 to 10/01/2035	$353,399	$386,815
7.00%, 02/01/2020 to 08/01/2036	1,584,543	1,717,383
7.50%, 01/01/2021 to 02/01/2031	267,835	297,600
8.00%, 09/01/2026 to 07/01/2032	186,953	193,862
9.00%, 01/01/2030	71,089	78,843
8.50%, 05/01/2030 to 07/01/2030	202,529	227,637
Pass Through Ctfs., ARM,
3.46% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032 (d)	37,588	39,920
3.21% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035 (d)	118,058	124,604
3.47% (1 yr. USD LIBOR + 1.74%), 03/01/2038 (d)	29,491	31,005
		3,097,669

Government National Mortgage Association (GNMA)–0.08%

Pass Through Ctfs.,
6.00%, 06/15/2018	6,979	6,996
7.75%, 11/15/2019 to 02/15/2021	26,487	26,564
6.50%, 07/15/2023 to 02/15/2034	870,520	967,821
7.50%, 12/20/2025	20,767	23,791
7.00%, 10/15/2026 to 06/15/2032	67,898	72,577
8.50%, 07/20/2027	53,748	59,837
		1,157,586
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,267,237)		5,710,788

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.35%(h)

Sovereign Debt–0.35%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Euro Bonds, 3.38%, 01/15/2023 (Cost $5,129,920)	EUR	4,440,000	$5,356,279

Municipal Obligations–0.19%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 2.11%, 07/01/2018 (Cost $3,000,000)		$3,000,000	3,002,520

		Shares

Money Market Funds–5.73%

Invesco Government & Agency Portfolio – Institutional Class, 0.98% (i)		31,044,047	31,044,047
Invesco Liquid Assets Portfolio –Institutional Class, 0.88% (i)		22,169,885	22,174,319
Invesco Treasury Portfolio – Institutional Class, 0.98% (i)		35,478,910	35,478,910
Total Money Market Funds (Cost $88,697,276)			88,697,276
TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $1,548,142,304)			1,550,796,895
OTHER ASSETS LESS LIABILITIES–(0.20)%			(3,131,947)
NET ASSETS–100.00%			$1,547,664,948

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
CLO	—Collateralized Loan Obligation
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
USD	—U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $526,010,280, which represented 33.99% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect November 30, 2017.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	1,690	March–2018	$362,346,563	$(213,775)	$(213,775)
U.S. Treasury 5 Year Notes	93	March–2018	10,819,969	1,232	1,232
Subtotal—Long				(212,543)	(212,543)

Short Futures Contracts
U.S. Treasury 10 Year Notes	619	March–2018	(76,785,016)	578,805	578,805
Total Futures Contracts—Interest Rate Risk				$366,262	$366,262

Open Forward Foreign Currency Contracts—Currency Risk
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
02/28/2018	Barclays Bank PLC	EUR	4,414,470	USD	5,214,372	$(70,367)

Abbreviations:

EUR	— Euro
USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                         Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

                                         Invesco Short Term Bond Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

                                         Invesco Short Term Bond Fund

G.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                         Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,079,915,711	$—	$1,079,915,711
Asset-Backed Securities	—	276,757,253	—	276,757,253
U.S. Treasury Securities	—	85,459,818	—	85,459,818
Preferred Stocks	5,897,250	—	—	5,897,250
U.S. Government Sponsored Agency Mortgage -Backed Securities	—	5,710,788	—	5,710,788
Non-U.S. Dollar Denominated Bonds & Notes		5,356,279	—	5,356,279
Municipal Obligations	—	3,002,520	—	3,002,520
Money Market Funds	88,697,276	—	—	88,697,276
	94,594,526	1,456,202,369	—	1,550,796,895
Forward Foreign Currency Contracts*	—	(70,367)	—	(70,367)
Futures Contracts*	366,262	—	—	366,262
Total Investments	$94,960,788	$1,456,132,002	$—	$1,551,092,790
*	Unrealized appreciation (depreciation).

                                         Invesco Short Term Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2017:

Derivative Assets	Value
	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$580,037	$580,037
Derivatives not subject to master netting agreements	—	(580,037)	(580,037)
Total Derivative Assets subject to master netting agreements	$—	$—	$—

Derivative Liabilities	Value
	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$(213,775)	$(213,775)
Unrealized depreciation on forward foreign currency contracts outstanding	(70,367)	—	(70,367)
Total Derivative Liabilities	(70,367)	(213,775)	(284,142)
Derivatives not subject to master netting agreements	—	213,775	213,775
Total Derivative Liabilities subject to master netting agreements	$(70,367)	$—	$(70,367)

Effect of Derivative Investments for the nine months ended November 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(73,809)	$—	$	(73,809)
Futures contracts	—	—	(1,880,335)		(1,880,335)
Swap agreements	(49,019)	—	—		(49,019)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(70,367)	—		(70,367)
Futures contracts	—	—	279,606		279,606
Swap agreements	45,829	—	—		45,829
Total	$(3,190)	$(144,176)	$(1,600,729)		$(1,748,095)

                                         Invesco Short Term Bond Fund

The table below summarizes the one month average notional value of forward foreign currency contracts, nine month average notional value of futures contracts, and the three month average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$ 5,284,739	$ 359,861,696	$ 6,000,000

                                         Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	GOV-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–42.69%

Collateralized Mortgage Obligations–22.72%

Fannie Mae ACES, 1.83% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (a)	$3,590,222	$3,606,567
Fannie Mae REMICs, 5.00%, 04/25/2018 to 08/25/2019	202,239	204,210
4.00%, 07/25/2018 to 07/25/2040	2,354,725	2,444,081
2.25%, 02/25/2021	78,583	78,576
1.68% (1 mo. USD LIBOR + 0.35%), 10/25/2025 (a)	1,165,553	1,169,686
2.50%, 03/25/2026	485,874	485,742
7.00%, 09/18/2027	758,291	834,431
1.50%, 01/25/2028	5,750,463	5,585,848
6.50%, 03/25/2032	2,149,227	2,423,555
5.75%, 10/25/2035	564,079	615,782
1.63% (1 mo. USD LIBOR + 0.30%), 05/25/2036 (a)	2,660,437	2,654,743
4.25%, 02/25/2037	684,762	704,852
1.78% (1 mo. USD LIBOR + 0.45%), 03/25/2037 (a)	1,572,888	1,579,653
1.83% (1 mo. USD LIBOR + 0.50%), 03/25/2037 to 03/25/2040 (a)	2,342,290	2,347,820
1.93% (1 mo. USD LIBOR + 0.60%), 10/25/2037 (a)	5,251,914	5,321,468
1.73% (1 mo. USD LIBOR + 0.40%), 06/25/2038 to 09/25/2046 (a)	14,227,509	14,280,363
6.58%, 06/25/2039(b)	1,753,611	2,027,815
1.88% (1 mo. USD LIBOR + 0.55%), 02/25/2041 (a)	2,569,131	2,584,640
1.85% (1 mo. USD LIBOR + 0.52%), 11/25/2041 (a)	1,298,095	1,308,343
1.56% (1 mo. USD LIBOR + 0.32%), 08/25/2044 (a)	3,008,712	3,006,440
1.64% (1 mo. USD LIBOR + 0.40%), 11/25/2046 (a)	5,456,973	5,465,195
1.72% (1 mo. USD LIBOR + 0.48%), 02/25/2056 (a)	6,907,256	6,918,299
1.66% (1 mo. USD LIBOR + 0.42%), 12/25/2056 (a)	6,664,238	6,670,591
Freddie Mac REMICs, 4.50%, 07/15/2018 to 11/15/2039	643,787	657,650
3.00%, 10/15/2018 to 04/15/2026	645,113	650,292
5.00%, 01/15/2019	35,753	35,864
1.75% (1 mo. USD LIBOR + 0.50%), 12/15/2035 (a)	1,338,259	1,344,266
1.55% (1 mo. USD LIBOR + 0.30%), 03/15/2036 (a)	3,068,218	3,067,318
1.59% (1 mo. USD LIBOR + 0.35%), 11/15/2036 (a)	2,031,782	2,032,091
1.62% (1 mo. USD LIBOR + 0.37%), 03/15/2037 (a)	1,646,026	1,649,067

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

1.65% (1 mo. USD LIBOR + 0.40%), 05/15/2037 (a)	$2,610,755	$2,620,653
1.65% (1 mo. USD LIBOR + 0.40%), 06/15/2037 (a)	1,960,049	1,965,817
1.60% (1 mo. USD LIBOR + 0.35%), 03/15/2039 (a)	755,564	760,634
1.70% (1 mo. USD LIBOR + 0.45%), 03/15/2039 (a)	331,769	332,412
2.11% (1 mo. USD LIBOR + 0.86%), 11/15/2039 (a)	348,064	355,520
1.70% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042 (a)	11,633,662	11,695,979
1.75% (1 mo. USD LIBOR + 0.50%), 03/15/2040 (a)	3,511,676	3,527,665
1.55% (1 mo. USD LIBOR + 0.30%), 09/15/2044 (a)	12,280,413	12,281,734
Freddie Mac STRIPS, 1.59% (1 mo. USD LIBOR + 0.35%), 10/15/2037 (a)	4,199,328	4,195,580
Freddie Mac Whole Loan Securities Trust Pass Through Ctfs. , 3.50%, 05/25/2047	2,575,946	2,609,697
Ginnie Mae REMICs, 5.72%, 08/20/2034(b)	1,233,472	1,360,617
5.89%, 01/20/2039(b)	3,748,025	4,145,065
2.06% (1 mo. USD LIBOR + 0.80%), 09/16/2039 (a)	1,360,693	1,381,900
4.49%, 07/20/2041(b)	871,649	916,209
2.47%, 09/20/2041(b)	3,581,529	3,710,670
1.53% (1 mo. USD LIBOR + 0.25%), 01/20/2042 (a)	807,205	806,239
Ginnie Mae REMICs, IO, 1.60%, 09/20/2064(b)	10,102,524	917,689
		135,339,328

Federal Home Loan Mortgage Corp. (FHLMC)–7.32%

Pass Through Ctfs., 10.00%, 01/01/2019 to 04/01/2020	21,318	21,879
6.00%, 07/01/2019 to 07/01/2038	487,706	520,739
4.50%, 09/01/2020 to 01/01/2040	3,111,891	3,347,006
7.50%, 11/01/2020 to 05/01/2035	1,925,632	2,201,161
9.50%, 11/01/2020 to 04/01/2025	15,736	16,191
6.50%, 01/01/2021 to 12/01/2035	3,993,938	4,470,680
10.50%, 01/01/2021	774	783
9.00%, 06/01/2021 to 04/01/2025	108,995	115,737
7.00%, 12/01/2021 to 02/01/2035	897,210	980,408
5.50%, 12/01/2022 to 01/01/2037	617,240	650,091
8.00%, 10/01/2023 to 02/01/2035	360,495	400,481
8.50%, 05/01/2026 to 08/01/2031	174,990	204,969

See accompanying notes which are an integral part of this schedule.

                                         Invesco U.S. Government Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
3.50%, 08/01/2026	$1,750,475	$1,817,386
3.00%, 05/01/2027 to 02/01/2032	15,560,044	15,879,201
7.05%, 05/20/2027	177,320	192,377
6.03%, 10/20/2030	366,376	409,275
5.00%, 07/01/2035 to 01/01/2040	1,650,871	1,805,704
Pass Through Ctfs., ARM,
3.57% (1 yr. USD LIBOR + 1.88%), 09/01/2035 (a)	1,032,084	1,094,085
3.32% (1 yr. USD LIBOR + 1.58%), 10/01/2036 (a)	1,387,620	1,448,632
3.66% (1 yr. USD LIBOR + 1.91%), 10/01/2036 (a)	472,416	499,714
3.54% (1 yr. USD LIBOR + 1.95%), 12/01/2036 (a)	324,053	343,825
2.97% (6 mo. USD LIBOR + 1.53%), 05/01/2037 (a)	517,643	536,205
3.71% (1 yr. USD LIBOR + 2.00%), 11/01/2037 (a)	1,932,187	2,048,358
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038 (a)	355,895	378,893
3.60% (1 yr. USD LIBOR + 1.83%), 07/01/2038 (a)	2,071,788	2,184,946
3.33% (1 yr. USD LIBOR + 1.77%), 06/01/2043 (a)	1,964,975	2,047,843
		43,616,569

Federal National Mortgage Association (FNMA)–9.03%

Pass Through Ctfs.,
7.00%, 01/01/2018 to 06/01/2036	3,814,949	4,294,601
5.00%, 02/01/2018 to 03/01/2039	1,625,619	1,732,992
6.00%, 02/01/2018 to 10/01/2038	3,117,509	3,529,385
4.50%, 04/01/2019 to 08/01/2039	2,456,447	2,627,748
6.50%, 07/01/2019 to 10/01/2038	3,020,020	3,366,963
10.00%, 12/20/2019 to 12/20/2021	11,279	11,431
5.50%, 03/01/2021 to 05/01/2035	4,176,829	4,658,276
9.50%, 08/01/2022	1,115	1,127
6.75%, 07/01/2024	285,481	316,447
8.50%, 01/01/2025 to 08/01/2037	788,500	903,795
9.89%, 04/20/2025	5,269	5,358
6.95%, 07/01/2025 to 10/01/2025	51,006	51,282
7.50%, 07/01/2025 to 08/01/2037	3,127,417	3,623,361
8.00%, 09/01/2026 to 12/01/2036	2,442,411	2,848,843
3.50%, 05/01/2027 to 06/01/2027	3,342,102	3,460,607
3.00%, 12/01/2031 to 07/01/2032	9,209,326	9,405,817
Pass Through Ctfs., ARM,
3.42% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034 (a)	2,033,482	2,161,605
3.21% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035 (a)	916,688	967,512
3.45% (1 yr. USD LIBOR + 1.72%), 01/01/2037 (a)	3,306,491	3,468,676
2.73% (1 yr. USD LIBOR + 1.75%), 02/01/2042 (a)	1,113,557	1,162,341
2.15% (1 yr. USD LIBOR + 1.52%), 08/01/2043 (a)	2,264,627	2,288,359

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)
2.21% (1 yr. USD LIBOR + 1.78%), 06/01/2044 (a)	$502,006	$517,410
2.47% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 07/01/2044 (a)	2,402,352	2,409,297
		53,813,233

Government National Mortgage Association (GNMA)–3.62%

Pass Through Ctfs.,
6.50%, 05/15/2018 to 09/15/2034	1,838,247	2,030,748
7.00%, 07/15/2018 to 12/15/2036	846,861	896,566
10.00%, 06/15/2019 to 07/15/2024	12,296	12,343
9.00%, 09/15/2019 to 04/15/2021	7,886	7,943
8.00%, 01/15/2020 to 04/15/2036	1,041,247	1,183,713
9.50%, 08/15/2020 to 03/15/2023	9,469	10,045
6.95%, 07/20/2025 to 11/20/2026	240,514	250,262
7.50%, 03/15/2026 to 10/15/2035	1,303,699	1,516,887
6.00%, 12/15/2028 to 08/15/2033	865,929	976,956
8.50%, 07/15/2030 to 01/15/2037	106,068	117,873
6.10%, 12/20/2033	1,981,537	2,293,939
3.50%, 08/20/2042 to 10/20/2042	2,748,977	2,814,117
4.00%, 09/20/2045	8,956,017	9,429,905
		21,541,297
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $253,150,541)		254,310,427

U.S. Treasury Securities–41.66%

U.S. Treasury Bills–0.27%

1.03%, 02/01/2018(c)(d)	180,000	179,650
1.04%, 02/01/2018(c)(d)	165,000	164,680
1.06%, 02/01/2018(c)(d)	55,000	54,893
1.07%, 02/01/2018(c)(d)	30,000	29,942
1.09%, 02/01/2018(c)(d)	50,000	49,903
1.10%, 02/01/2018(c)(d)	85,000	84,835
1.11%, 02/01/2018(c)(d)	1,035,000	1,032,990
		1,596,893

U.S. Treasury Notes–25.77%

1.38%, 09/30/2018	3,000,000	2,994,141
1.38%, 12/31/2018	2,300,000	2,292,139
1.00%, 03/15/2019	3,500,000	3,467,064
1.63%, 06/30/2019	6,000,000	5,987,226
0.75%, 07/15/2019	11,000,000	10,822,754
1.63%, 07/31/2019	9,700,000	9,677,076
3.38%, 11/15/2019	1,700,000	1,751,963
1.00%, 11/30/2019	4,000,000	3,938,672
3.63%, 02/15/2020	6,800,000	7,066,688
1.38%, 02/29/2020	5,500,000	5,445,537
3.50%, 05/15/2020	3,500,000	3,638,291
1.38%, 08/31/2020	5,300,000	5,228,885
2.00%, 09/30/2020	4,900,000	4,915,121
1.25%, 03/31/2021	2,500,000	2,441,748

See accompanying notes which are an integral part of this schedule.

                                         Invesco U.S. Government Fund

	Principal Amount	Value
U.S. Treasury Notes–(continued)
3.13%, 05/15/2021	$1,700,000	$1,765,178
1.13%, 06/30/2021	3,200,000	3,102,875
2.13%, 08/15/2021	3,700,000	3,713,875
2.00%, 10/31/2021	2,500,000	2,495,752
2.00%, 11/15/2021	100,000	99,883
2.13%, 12/31/2021	3,000,000	3,008,320
1.88%, 03/31/2022	4,000,000	3,962,422
1.75%, 05/15/2022	1,750,000	1,725,015
2.00%, 07/31/2022	9,000,000	8,952,539
1.63%, 08/31/2022	5,000,000	4,886,328
1.75%, 09/30/2022	7,000,000	6,874,492
2.13%, 12/31/2022	12,000,000	11,981,719
1.50%, 02/28/2023	4,500,000	4,349,355
1.63%, 04/30/2023	4,000,000	3,884,375
1.63%, 10/31/2023	1,700,000	1,642,824
2.25%, 01/31/2024	1,000,000	999,160
2.13%, 07/31/2024	3,000,000	2,967,363
2.38%, 08/15/2024	5,000,000	5,020,996
2.25%, 11/15/2025	700,000	693,889
1.50%, 08/15/2026	12,600,000	11,710,623
		153,504,288
U.S. Treasury Bonds–11.42%
7.88%, 02/15/2021	6,500,000	7,704,277
3.50%, 02/15/2039	2,500,000	2,821,240
4.25%, 05/15/2039	2,900,000	3,624,774
4.63%, 02/15/2040	2,800,000	3,680,633
4.75%, 02/15/2041	2,000,000	2,683,125
3.38%, 05/15/2044	11,900,000	13,134,625
3.00%, 05/15/2045	3,000,000	3,097,148
2.88%, 08/15/2045	4,100,000	4,131,711
2.50%, 05/15/2046	3,000,000	2,798,790
2.25%, 08/15/2046	1,500,000	1,325,157
3.00%, 05/15/2047	11,850,000	12,227,488
2.75%, 08/15/2047	11,000,000	10,800,839
		68,029,807

U.S. Treasury Inflation - Indexed Notes–4.20%(e)
0.13%, 04/15/2021	18,950,204	18,822,698
0.13%, 04/15/2022	6,291,264	6,233,683
		25,056,381
Total U.S. Treasury Securities (Cost $250,547,404)		248,187,369

Bonds–12.57%

Collateralized Mortgage Obligations–12.14%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 1.05%, 09/15/2048(b)	19,306,025	1,020,868

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.24% (1 mo. USD LIBOR + 3.00%), 05/15/2032(a)(f)	$3,070,000	$3,083,379
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.51%, 01/25/2035(b)	881,108	900,997
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(f)	2,971,720	2,965,312

Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(f)	3,705,232	3,687,152
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 06/08/2030 (a)(f)	6,433,959	6,439,486
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(f)	5,390,000	5,430,973
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(b)	6,800,000	7,142,360
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 3.15% (1 mo. USD LIBOR + 1.90%), 03/15/2028(a)(f)	8,100,000	8,107,352
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 4/22/2013; Cost 7,735,018) (f)	7,473,448	7,730,347
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010- 10/27/2011; Cost $10,667,308) (a)(f)	10,315,807	10,599,491
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(f)	971,811	970,339
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.91% (1 mo. USD LIBOR + 3.66%), 08/15/2026(a)(f)	3,600,000	3,652,397
Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(b)(f)	3,415,529	3,448,518

See accompanying notes which are an integral part of this schedule.

                                         Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(b)	$7,100,000	$7,146,427
		72,325,398

Sovereign Debt–0.43%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,569,060
Total Bonds (Cost $70,926,146)		74,894,458

Corporate Notes–1.70%

Private Export Funding Corp.–1.70%

Series BB,
Sec. Gtd. Notes, 4.30%, 12/15/2021	4,800,000	5,186,045
Series HH,
Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,962,100
Total Corporate Notes (Cost $9,797,500)		10,148,145

U.S. Government Sponsored Agency Securities –0.33%

Tennessee Valley Authority (TVA)–0.33%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022 (Cost $1,991,314)	2,000,000	1,974,700

	Shares	Value

Money Market Funds–0.79%
Invesco Government & Agency Portfolio – Institutional Class, 0.98% (g)	2,824,743	$2,824,743
Invesco Treasury Portfolio – Institutional Class, 0.98% (g)	1,883,161	1,883,161
Total Money Market Funds (Cost $4,707,904)		4,707,904

Options Purchased–0.05% (Cost $197,625) (h)		280,379
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $591,318,434)		594,503,382
OTHER ASSETS LESS LIABILITIES–0.21%		1,243,649
NET ASSETS–100.00%		$595,747,031

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
PNMR	—Panamanian Mortgage Reference Rate
IO	Interest only
REMIC	Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect November 30, 2017.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.
(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $56,114,746, which represented 9.42% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2017.
(h)	The table below details options purchases. See Notes 1F.

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap	Put	Citibank, N.A.	2.25%	Pay	3 month USD LIBOR	Quarterly	03/26/2018	$6,200,000	$140,189
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.25	Pay	3 month USD LIBOR	Quarterly	03/26/2018	6,200,000	140,190
Total Options Purchased – Interest Rate Risk (Cost $197,625)									$280,379

See accompanying notes which are an integral part of this schedule.

                                         Invesco U.S. Government Fund

Open Futures Contracts
					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
U.S. Treasury 10 Year Notes	150	March-2018	$18,607,031	$(101,138)	$(101,138)
U.S. Treasury Ultra Bonds	145	March-2018	23,906,875	(268,470)	(268,470)
Subtotal—Long				(369,608)	(369,608)
Short Futures Contracts
U.S. Treasury 2 Year Notes	265	March-2018	(56,817,656)	40,839	40,839
U.S. Treasury 10 Year Ultra Bonds	37	March-2018	(4,927,359)	41,146	41,146
Subtotal—Short				81,985	81,985
Total Futures Contracts—Interest Rate Risk				$(287,623)	$(287,623)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month USD LIBOR	Quarterly	2.49%	Semi-Annually	03/28/2028	$1,174,000	$—	$4,243	$ 4,243
Receive	3 Month USD LIBOR	Quarterly	2.34	Semi-Annually	03/28/2028	(1,246,000)	—	11,646	11,646
Subtotal – Appreciation								15,889	15,889
Pay	3 Month USD LIBOR	Quarterly	2.25	Semi-Annually	03/28/2028	3,100,000	—	(56,456)	(56,456)
Pay	3 Month USD LIBOR	Quarterly	2.25	Semi-Annually	03/28/2028	3,100,000	—	(56,456)	(56,456)
Pay	3 Month USD LIBOR	Quarterly	2.37	Semi-Annually	03/28/2028	1,235,000	—	(8,448)	(8,448)
Subtotal – Depreciation								(121,360)	(121,360)
Total Centrally Cleared Interest Rate Swap Agreements—Interest Rate Risk							$—	$(105,471)	$(105,471)

Abbreviations:

LIBOR	—	London Interbank Offered Rate
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                         Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco U.S. Government Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco U.S. Government Fund

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Invesco U.S. Government Fund

H.	Swap Agreements – (continued)

If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco U.S. Government Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgaged-Backed Securities	$—	$254,310,427	$—	$254,310,427
U.S. Treasury Securities	—	248,187,369	—	248,187,369
Bonds	—	74,894,458	—	74,894,458
Corporate Notes	—	10,148,145	—	10,148,145
U.S. Government Sponsored Agency Securities	—	1,974,700	—	1,974,700
Money Market Funds	4,707,904	—	—	4,707,904
Options Purchased	—	280,379	—	280,379
	4,707,904	589,795,478	—	594,503,382
Futures Contracts*	(287,623)	—	—	(287,623)
Swap Agreements*	—	(105,471)	—	(105,471)
Total Investments	$4,420,281	$589,690,007	$—	$594,110,288
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

                                         Invesco U.S. Government Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$ 81,985
Unrealized appreciation on swap agreements—Centrally Cleared	15,889
Options purchased, at value—OTC(a)	280,379
Total Derivative Assets	378,253
Derivatives not subject to master netting agreements	(97,874)
Total Derivative Assets subject to master netting agreements	$280,379
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(369,608)
Unrealized depreciation on swap agreements—Centrally Cleared	(121,360)
Total Derivative Liabilities	(490,968)
Derivatives not subject to master netting agreements	490,968
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended November 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$2,821,171
Options purchased(a)	(359,900)
Swap agreements	(173)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(708,521)
Options purchased(a)	294,210
Swap agreements	(105,471)
Total	$1,941,316

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the nine months average notional value of futures contracts, the five months average notional value of options purchased and the three months average notional value of swap agreements outstanding during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$149,197,359	$11,080,000	$8,221,333

                                         Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.